As filed January 28, 2022	Securities Act Registration No. 333-132541

Investment Company Act Registration No. 811-21872

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	493	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.	494	☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Empiric 2500 Fund

Class A: EMCAX          Class C: EMCCX

PROSPECTUS

February 1, 2022

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	6
HOW TO BUY SHARES	37
HOW TO REDEEM SHARES	44
DISTRIBUTION PLANS	48
VALUING THE FUND’S ASSETS	48
DIVIDENDS, DISTRIBUTIONS AND TAXES	49
MANAGEMENT OF THE FUND	49
FINANCIAL HIGHLIGHTS	51
APPENDIX A:	53
PRIVACY NOTICE	55
FOR MORE INFORMATION	57

FUND SUMMARY

Investment Objective:

The Fund’s goal is to achieve capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the sections of the Fund’s prospectus entitled How to Buy Shares on page 37 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 36 and Waiver of Up-Front Sales Charge on Class A Shares on page 37.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or current market value)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.71%	0.71%
Total Annual Fund Operating Expenses	1.96%	2.71%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$763	$274
3	$1,155	$841
5	$1,571	$1,435
10	$2,729	$3,041

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2021 was 21% of the average value of its portfolio.

Principal Investment Strategies.

The Fund seeks to achieve its objective by primarily investing in the equity securities of domestic small and mid-capitalization growth companies. Small and mid-capitalization companies are defined as companies with between $30 million and $25 billion in market capitalization.

The Fund seeks capital appreciation by investing in companies that the Fund’s investment advisor, Empiric Advisors, Inc. (the “Advisor”), believes are undervalued and that have characteristics the Advisor deems will likely cause those stocks to appreciate in the near future. Decisions to buy or sell securities in the Fund’s portfolio are based on such characteristics including the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts’ expectations, earnings surprises and other characteristics the Advisor believes may impact the appreciation of stocks. The Advisor practices quantitative techniques in the selection of stocks using a computer screening process to assist it in finding investment opportunities. Qualitative factors are considered in investment selection, but their influence is usually minimal.

Principal Risks of Investing in the Fund.

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Equity Securities Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than the Fund that invests a significant portion of its assets in fixed income securities.

Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors. These events or developments might include additional government regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.

○	Medical Equipment and Devices Industry Risk. Many companies in the medical equipment and devices industry are affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors.

○	Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Mid Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the last 10 years. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index. The Fund was reorganized on April 5, 2013 from a series of the Empiric Funds, Inc., a Maryland corporation, (the “Predecessor Fund”) to a series of Mutual Fund Series Trust, an Ohio business trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares are different from Class A shares because Class C shares have different expenses than Class A shares. Updated performance information is available at www.empiricfunds.com or by calling 1-888-839-7424.

Annual Total Returns

Figures do not reflect sales charges. If they did, returns would be lower. Returns for Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, the highest return for a quarter was 30.96% (quarter ended June 30, 2020), and the lowest return for a quarter was (27.32)% (quarter ended March 31, 2020).

Average Annual Total Returns
(for the periods ended December 31, 2021)

Class A	1 Year	5 Year	10 Year
Return Before Taxes	9.41%	14.09%	12.16%
Return After Taxes on Distributions	9.27%	13.68%	10.99%
Return After Taxes on Distributions and Sale of Fund Shares	5.66%	11.29%	9.49%
Class C
Return Before Taxes	15.21%	14.59%	11.98%
Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)*	18.63%	13.65%	14.33%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Advisor: Empiric Advisors, Inc. is the investment advisor to the Fund.

Portfolio Managers: Mark Coffelt, President and Chief Investment Officer of the Advisor, has been the Lead Portfolio Manager of the Fund since inception, and Loren Mark Coffelt, Co-Portfolio Manager of the Advisor, has been the Co-Portfolio Manager of the Fund since December 2011.

Purchase and Sale of Fund Shares: The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary to the Fund or the Transfer Agent and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-deferred plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Fund’s goal is to achieve capital appreciation.

The investment objective of the Fund is non-fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval. If the Board decides to change the Fund’s investment objective, shareholders will be given 60 days’ advance notice.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by primarily investing in the equity securities of domestic small and mid-capitalization growth companies. Small and mid-capitalization companies are defined as companies with between $30 million and $25 billion in market capitalization.

The Fund seeks capital appreciation by investing in companies that the Advisor believes are undervalued and that have characteristics the Advisor deems will likely cause those stocks to appreciate in the near future. Decisions to buy or sell securities in the Fund’s portfolio are based on such characteristics including the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts’ expectations, earnings surprises and other characteristics the Advisor believes may impact the appreciation of stocks. The Advisor practices quantitative techniques in the selection of stocks using a computer screening process to assist it in finding investment opportunities. Qualitative factors are considered in investment selection, but their influence is usually minimal.

NON-PRINCIPAL INVESTMENT STRATEGIES

In addition to the principal investment strategies discussed above, the Fund may lend its securities to broker-dealers or other institutions to earn income for the Fund. The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities, however, for tax purposes, such dividends will not be “qualified dividend income;” and (4) the aggregate market value of the Fund’s portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the investment of the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, the Advisor considers all relevant facts and circumstances, including the creditworthiness of the borrower.

The Fund may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to gain exposure to particular securities or markets to either hedge or to increase total return and to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If the Fund’s strategies do not work as intended, the Fund may not achieve its objective.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. The Fund also may invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PRINCIPAL AND NON-PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a complete investment program.

The table below identifies the Fund’s principal risks and non-principal risks.

Key:

Principal Risk: ●

Non-Principal Risk: ○

ADR Currency Risk	○
ADRs Risk	○
Allocation Risk	○
Asset-Backed and Mortgage Backed Security Risk	○
Bank Loans Risk	○
Basic Materials Industry Risk	○
Business Development Companies (“BDC”) Risk	○
Call Options Risk	○
Capacity Risk	○
Cash or Cash Equivalents Risk	○
CDOs and CLOs Risk	○
Changing Fixed Income Market Conditions Risk	○
Collateralized Bond Obligation Risk	○
Commodity Risk	○
Conflict of Interest – Advisor Risk	○
Conflict of Interest – Portfolio Manager Risk	○
Convertible Bond Risk	○
Convertible Securities Risk	○
Counterparty Risk	○
Credit Default Swap Risk	○
Credit Risk	○
Credit Risk (for Floating Rate Loans)	○
Currency Risk	○
Derivatives Risk	○
Dividend Yield Risk	○
Duration Risk	○
Emerging Market Risk	○
Equity Securities Risk	●
ETFs Risk	○
Exchange Traded Notes Risk	○
Extension Risk	○
Fixed Income Risk	○
Foreign Currency Risk	○
Foreign Exchanges Risk	○
Foreign Exposure Risk	○
Foreign Securities Risk	○
Forwards Risk	○
Futures Contract Risk	○
Geographic Concentration Risk	○
Growth Stock Risk	●
Hedging Risk	○

Index Risk	○
Inflation-Indexed Bond Risk	○
Inflation Protected Securities Risk	○
Interest Rate Risk	○
Interest Rate Risk (for Floating Rate Loans)	○
Inverse ETF Risk	○
Investment Model Risk	○
Issuer Specific Risk	○
Junk Bond Risk	○
Large Capitalization Stock Risk	○
Leverage Risk	○
Leveraged ETF Risk	○
LIBOR Risk
Liquidity Risk	○
Litigation Risk	○
Loan Risk	○
Machinery and Electrical Equipment Industry Risk	○
Management Risk	●
Market Risk	●
Market Volatility-Linked ETFs Risk	○
Medium (Mid) Capitalization Stock Risk	○
Micro Capitalization Risk	○
MLP and MLP-Related Securities Risk	○
Municipal Bond Risk	○
Options Market Risk	○
Options Risk	○
OTC Trading Risk	○
Preferred Stock Risk	○
Prepayment Risk	○
Real Estate and REIT Risk	○
Real Estate Risk	○
Regulatory Risk	○
Repurchase and Reverse Repurchase Agreement Risk	○
Restricted Securities Risk	○
Risk Management Risk	○
Sector Risk	●
Security Risk	●
Segregation Risk	○
Short Position Risk	○
Short Selling Risk	○
Small and Mid-Capitalization Stock Risk	●
Sovereign Debt Risk	○
Stock Market Risk	●
Structured Note Risk	○
Sub-Prime Mortgage Risk	○
Swaps Risk	○
Technology Sector Risk	○
Tracking Risk	○
Turnover Risk	○
Underlying Fund Risk	○
U.S. Government Obligations Risk	○
Utilities Sector Risk	○
Volatility Risk	○

The following summarizes the risks of the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the “Fund Summary” section of the Prospectus.

●	ADR Currency Risk. To establish a value for the shares, the issuer establishes a “conversion rate” equal to one share of an American Depositary Receipt (“ADR”) for a certain number of shares of the stock of a foreign company. This “conversion rate” establishes a universal monetary relationship between the value of the ADR and the local currency of the foreign company stock. Although an ADR is priced in the US dollar, in order to preserve the uniformity of the established “conversion rate,” movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.

●	ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR, or selling them quickly and efficiently at the prices at which they have been valued. In a sponsored ADR arrangement, the foreign company assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign company assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the foreign company, available information concerning the foreign company may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

●	Allocation Risk. The risk that if the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

●	Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations (“CMOs”), the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Advisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The more senior security classes are generally entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to pay all investors. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset backed securities may be secured by pools of loans, such as student loans, automobile loans, equipment leases, and credit card receivables. The credit risk on such securities is affected by borrowers or lessees defaulting on their payments. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in certain years. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities. The liquidity of these assets may decrease over time.

MBS represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the MBS held by the Fund and not the purchase of shares of the Fund.

MBS do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s MBS will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a MBS. The prices of MBS may decrease more than prices of other fixed-income securities when interest rates rise.

MBS and CMOs are subject to credit risk because underlying loan borrowers may default. MBS and CMO default rates tend to be sensitive to overall economic conditions and to localized property vacancy rates and prices. Borrower default rates may be significantly higher than estimated. Certain individual securities may be more sensitive to default rates because payments may be subordinated to other securities of the same issuer. The Advisor’s assessment, or a rating agency’s assessment, of borrower credit quality, default rates and loss rates may prove to be overly optimistic. CMOs may be less susceptible to prepayment risk because payment priorities within the CMO may have the effect of a prepayment lock out period.

●	Bank Loans Risk. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

●	Basic Materials Industry Risk. To the extent that the Fund’s investments are exposed to issuers conducting business in basic materials, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of basic materials companies also may fluctuate widely in response to such events.

●	Business Development Companies (“BDC”) Risk. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC. However, the Fund does not believe it would be liable for the actions of any entity in which it invests and that only its investment is at risk. Also, BDCs may engage in certain principal and joint transactions that a mutual fund or closed-end fund may not without an exemptive order from the SEC.

●	Call Options Risk. There are risks associated with the sale and purchase of call options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. The Fund continues to bear the risk that it will lose money if the value of the security falls below the strike price. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. As the buyer of a call option, the Fund assumes the risk that the market price of the underlying security will not increase above the strike price plus the premiums paid, so the Fund bears the risk that it will lose the premium paid for the option.

●	Capacity Risk. The markets and securities in which the Fund invests may, at times, be limited. Under such conditions, the execution of the Fund’s strategy may be affected and the Fund may not achieve its investment objective. In addition, the Fund may not be able to purchase or sell securities at favorable market prices.

●	Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	CDOs and CLOs Risk. Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

●	Changing Fixed Income Market Conditions Risk. The current low interest environment was created in part by actions taken by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) to keep the federal funds rate at a low level, including expanding the scope of its repurchase agreement operations and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market. Any future interest rate increases could cause the value of any fund that invests in fixed income securities to decrease. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than the Fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Furthermore, if rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

●	Collateralized Bond Obligation Risk. The pool of securities underlying collateralized bond obligations is typically separated in groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

●	Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.

●	Conflict of Interest - Advisor Risk. The Advisor and other individuals associated with the Advisor may have compensation and/or other arrangements that may be in conflict to the interests of the Fund.

●	Conflict of Interest - Portfolio Manager Risk. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in the portfolio managers devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the Fund and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

The appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts. One of the portfolio managers’ numerous responsibilities is to assist in the sale of Fund shares. Because the portfolio managers’ compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares

The Advisor has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

●	Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.

●	Convertible Securities Risk. Convertible securities, such as convertible preferred stocks, subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

●	Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

●	Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

●	Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

●	Credit Risk (for Floating Rate Loans). Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares.

The Fund may invest in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which the Fund has invested, may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral.

The floating rate debt in which the Fund invests may be generally rated lower than investment-grade credit quality, i.e., rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. Investment decisions for the Fund will be based largely on the credit analysis performed by the Advisor, and not entirely on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

●	Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the currencies in which the Fund has taken a position, or in which the Fund’s investments are denominated, will decline in value. Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) are also subject to currency risk. Some currencies are illiquid, and the Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless. The Fund may also take short positions, through derivatives, if the Advisor believes the value of a currency is likely to depreciate in value. A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline. The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

●	Derivatives Risk. The Fund may use derivatives to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

○	Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. In addition, it is anticipated that the Underlying Pools will be “notionally funded” - that is their nominal trading level will exceed the cash deposited in the trading accounts. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

○	Liquidity Risk: Although it is anticipated that the derivatives traded by the Fund will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations. Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day’s settlement price which a futures contract price may fluctuate during a single day. During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position. It is also possible that an exchange or the Commodity Futures Trading Commission (“CFTC”), which regulates commodity futures exchanges, may suspend trading in a particular contract, order immediate settlement of a contract or order that trading to the liquidation of open positions only.

○	Counterparty Risk: The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

●	Dividend Yield Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

●	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to the Fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

●	Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards (including material limits on PCAOB inspection, investigation, and enforcement), which could cause errors in the implementation of the Fund’s investment strategy. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Equity Securities Risks. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than the Fund that invests a significant portion of its assets in fixed income securities.

●	ETFs Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

●	Exchange Traded Notes (“ETNs”) Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Extension Risk. Refers to the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

●	Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of bonds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

●	Foreign Exchanges Risk: A portion of the derivatives trades made by the Fund may be take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

●	Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Foreign Securities Risk. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Depository receipts maintain substantially the same risks as those associated with investments in foreign securities and may be under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities.

●	Forwards Risk. Foreign currency forward contract are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Forward foreign currency contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk. The Fund’s investment or hedging strategies may not achieve their objective. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms and low margin deposits normally required in trading derivatives permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Futures Contract Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.

●	Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Advisor believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

●	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●	Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.

 Inflation-indexed bonds may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-indexed bond will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If the Fund invests in such bonds, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be desirable.

●	Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

●	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

●	Interest Rate Risk (for Floating Rate Loans). Changes in short-term market interest rates will directly affect the yield on the shares of the Fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate debt in the Fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on floating rate debt in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. With respect to the Fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. The values of fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

●	Inverse ETF Risk: Investing in inverse ETFs may result in increased volatility due to the Fund’s possible use of short sales of securities and derivatives such as options and futures. The use of leverage by an ETF increases risk to the Fund. The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

●	Investment Model Risk. Like all quantitative analysis, the investment model utilized by the Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, a model may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of a model is usually constructed based on data supplied by third parties, the success of the Advisor’s use of such model is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. A model may lose its predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

●	Issuer Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. The value of each underlying pool will be dependent on the success of the strategies used by its manager or managers. Certain managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success.

●	Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

●	Leveraged ETF Risk. Leveraged ETFs will amplify losses because they are designed to produce returns that are a multiple of the index to which they are linked. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

●	LIBOR Risk. Changes in the level of LIBOR will affect the amount of interest payable on the LIBOR-based floating rate debt instruments, and it is impossible to predict whether LIBOR will rise or fall. A decline in the level of LIBOR would likely result in a reduction of interest collections on such debt instruments, which would have an adverse effect on the return of the Fund. Some floating rate debt instruments held by the Funds may have LIBOR floors (or minimum interest rate to which the spread or margin is added, to calculate the debt instrument’s overall interest rate), but there is no guarantee that any such LIBOR floor will fully mitigate the risk of falling LIBOR.

Most LIBOR setting are no longer published, and the UK Financial Conduct Authority (the “FCA”) and LIBOR’s administrator, ICE Benchmark Administration (the “IBA”), have announced that a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. While some instruments may address a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, and an increasing number of existing U.S. dollar debt instruments will be amended to provide for a benchmark reference rate other than LIBOR, not all instruments will have such provisions and there is significant uncertainty regarding the effectiveness of alternative methodologies and the potential for short-term and long-term market instability. These matters may result in a sudden or prolonged increase or decrease in reported benchmark rates, benchmark rates being more volatile than they have been in the past, and/or fewer debt instruments utilizing given benchmark rates as a component of interest payments. Additionally, in connection with the adoption of another benchmark as a replacement for LIBOR in a debt instrument’s documentation, the interest rate (or method for calculating the interest rate) applicable to that debt instrument may be modified to account for differences between LIBOR and the applicable replacement benchmark used to calculate the rate of interest payable in respect of that instrument, which modification may be based on industry-accepted spread adjustments or recommendations from various governmental and non-governmental bodies. Because of the uncertainty regarding the nature of any replacement rate, the Fund cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time. If the LIBOR replacement rate is lower than market expectations, there could be an adverse impact on the value of debt instruments with floating or fixed-to-floating rate coupons and, in turn, a material adverse impact on the value of the Fund.

The transition away from LIBOR may affect the cost of capital, may require amending or restructuring debt instruments and related hedging arrangements for the Fund, and may impact the liquidity and/or value of floating rate instruments based on LIBOR that are held or may be held by the Fund in the future, which may result in additional costs or adversely affect the Fund’s liquidity, results of operations, and financial condition. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time

●	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Litigation Risk. The Fund may be named in a lawsuit despite no wrongdoing by the Fund, its Advisor or any other service provider to the Fund. The defense of a lawsuit may detrimentally impact the Fund and its shareholders, including incurring legal defense cost, regulatory costs and increased insurance premiums.

●	Loan Risk. Investments in bank loans may subject the Fund to heightened credit risks because such loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans are often rated below investment grade, but may also be unrated. The risks associated with these loans can be similar to the risks of below investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan’s value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this Prospectus, including liquidity risk and the risk of investing in below-investment grade fixed income instruments.

●	Machinery and Electrical Equipment Industry Risk. The machinery and electrical equipment industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

●	Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

●	Market Risk. Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

●	Market Volatility-Linked ETFs Risk. ETFs that are linked to market volatility have the risks associated with investing in futures. An ETF’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the ETF to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Medium (Mid) Capitalization Stock Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

●	Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Generally, securities of micro capitalization companies are more likely to experience sharper swings in market value, less liquid markets in which it may be more difficult for the Advisor to sell at times and at prices that the Advisor believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, micro capitalization companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of micro capitalization companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a larger period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

●	MLP and MLP-Related Securities Risk. Investments in Master Limited Partnerships (“MLPs”) and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

●	Mortgage-Backed Securities Risk. MBS represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

●	Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. There is no guarantee that a municipality will pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of such an issuer’s bankruptcy, the Fund could experience delays in collecting principal and interest, and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a debt holder may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security. Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of the Fund may therefore, be more dependent on the analytical abilities of the Advisor than if the Fund held other types of investments. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.

●	Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

●	Options Risk. There are risks associated with the sale of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

●	Over-the-Counter (“OTC”) Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

●	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. In an issuer bankruptcy, preferred stock holders are subordinate to the claims of debtholders and may receive little or no recovery.

●	Prepayment Risk. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities, reducing their yield and market value, and the Fund may have to reinvest at a lower interest rate.

●	Real Estate and REIT Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. Investing in real estate investment trusts (“REITs”) involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

●	Real Estate Risk. Taxation, regulations and economic and political factors may negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are also heavily dependent upon the success of their management teams and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

●	Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

●	Repurchase and Reverse Repurchase Agreements Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of are purchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, and involve the risk that (i) the other party may fail to return the securities in a timely manner, or at all, and (ii) the market value of assets that are required to be repurchased decline below the purchase price of the asset that has to be sold, resulting in losses to the Fund.

●	Restricted Securities Risk. The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

●	Risk Management Risk. The measures that the Advisor or portfolio managers use to monitor and manage the risks of the Fund may not accomplish the intended results and the Fund may experience losses significantly greater than expected.

●	Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

These events or developments might include additional government regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.

○	Medical Equipment and Devices Industry Risk. Many companies in the medical equipment and devices industry are affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors.

○	Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

●	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in securities that may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, lack of earnings, failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

●	Segregation Risk. In order to secure obligations to cover short positions on options, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

●	Short Position Risk: The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is potentially large. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

●	Short Selling Risk. The Fund’s use of short positions to eliminate or reduce risk exposure in the Fund’s long positions may not be successful and the Fund may lose money on its long positions. An increase in the value of a security over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Advisor will be able to close out the position at any particular time or at an acceptable price. The loss from a short position is potentially unlimited. The Fund’s use of short sales will likely result in the creation of leverage in the Fund.

The Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

●	Small and Mid Capitalization Stock Risk. Although market capitalization is not a specific investment factor considered by the Advisor, the Fund may invest in stocks of small and mid-sized companies, and therefore may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

●	Sovereign Debt Risk. The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

●	Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

●	Structured Note Risk. The Fund may seek investment exposure to sectors through structured notes that may be exchange traded or may trade in the over the counter market. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or events that affect the industry. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note. Structured notes may also be subject to counterparty risk. The Fund may also be exposed to increased transaction costs when it seeks to sell such notes in the secondary market.

●	Sub-Prime Mortgage Risk. Lower-quality notes, such as those considered “sub-prime” are more likely to default than those considered “prime” by a rating evaluation agency or service provider. An economic downturn or period of rising interest rates could adversely affect the market for sub-prime notes and reduce the Fund’s ability to sell these securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

●	Swaps Risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Tracking Risk. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

●	Turnover Risk. The Fund may make changes in its portfolio consistent with the Fund’s policies when we believe doing so is in the best interest of the Fund. The Fund anticipates turnover to be higher than that of comparable funds. High turnover may increase transaction costs, increase taxable gains and negatively affect performance. A high rate of portfolio turnover is 100% or more, and the Fund’s is expected to be 100% or more. The Advisor considers the effects of higher turnover when evaluating short-term investments.

●	Underlying Fund Risk. Because the Fund may invest in other investment companies, including mutual funds, ETFs, closed-end funds or private funds, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund. Additional risks of investing in ETFs and mutual funds are described below:

○	Closed-End Fund Risk. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds. Closed-end funds are also subject to management risk because the adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective. These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

○	Inverse Correlation Risk: Underlying Funds that are inverse funds should lose value as the index or security tracked by such fund’s benchmark increases in value; a result that is the opposite from traditional mutual funds. Successful use of inverse funds requires that the Advisor correctly predict short term market movements. If the Fund invests in an inverse fund and markets rise, the Fund could lose money. Inverse funds may also employ leverage such that their returns are more than one times that of their benchmark.

○	Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

○	Mutual Fund Risk. Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing will be higher than the cost of investing directly in a mutual fund and may be higher than other mutual funds that invest directly in stocks and bonds. Mutual funds are also subject to management risk because the Advisor to the underlying mutual fund may be unsuccessful in meeting the fund’s investment objective and may temporarily pursue strategies which are inconsistent with the Fund’s investment objective.

○	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.

○	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

●	U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

●	Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.

●	Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short term changes up or down.

Portfolio Holdings Disclosure Policies

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Fund calculates its net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Standard Time (“EST”). The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. EST will be processed on that same day.  Requests received after 4:00 p.m. EST will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

●     the name of the Fund and share class

●     the dollar amount of shares to be purchased

●     a completed purchase application or investment stub

●     check payable to the Fund

Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may impose different sales charges other than those listed below for Class A shares and may have different policies and procedures regarding the availability of sales load and waivers or reductions. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers”. Appendix A is incorporated by reference into (or legally considered part of) this prospectus.

In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these reductions or waivers.

Multiple Classes

The Fund offers Class A and Class C shares for sale. Each class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Each class of shares represents an interest in the same portfolio of investments held by the Fund. Not all share classes may be available in all states.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described below. The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions. Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.

The up-front Class A sales charge and the commissions paid to dealers are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1)	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase. As explained below, the CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Some intermediaries may waive the CDSC under certain circumstances. Please refer to Appendix A for more information.

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge. The Advisor shall reimburse the Fund in connection with commissions retained by authorized broker-dealers on purchases of Class A shares over $1 million.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions: Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent: An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent. However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation: You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely in the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of investments in the Fund held by the members of your immediate family, including the value of the Fund’s investments held by you or them in individual retirement plans, such as IRAs, provided such balances are also currently held entirely in the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV. If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current broker-dealer.

Investments of $1 Million or More: With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The CDSC for these Class A shares is based on the NAV at the time of purchase or the then current market value, whichever is lower. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 15th day of the month, they will age one month on the 15th day of the next month and each following month. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Advisor or its affiliates; (2) officers and present or former Trustees; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Advisor or its affiliates and certain employee benefit plans for employees of the Advisor; (4) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients where there is an agreement in place with respect to such purchases; (5) registered representatives of broker-dealers who have entered into selling agreements with the Advisor for their own accounts; and (6) participants in no-transaction-fee programs of broker dealers that have entered into an agreement with the Fund, Advisor or distributor with respect to such purchases.

For more information regarding which intermediaries may have agreements with the Fund or distributor and their policies and procedures with respect to purchases at NAV, see Appendix A to this prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers”. In addition, certain intermediaries may also provide for different sales charge discounts, which are also described in Appendix A to this prospectus.

Additional information is available by calling 1-888-839-7424. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify the Fund at the time of each purchase if you are eligible for any of these programs. The Fund may modify or discontinue these programs at any time. Information about Class A sales charges and breakpoints is available on the Fund’s website at www.empiricfunds.com.

Class C Shares

You can buy class C shares at NAV. Class C shares are subject to an annual 12b-1 fee of 1.00%. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

You cannot invest more than $1 million in Class C shares.

Opening an Account

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares. If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, Shareholder Account Applications may be obtained on the Fund’s website at www.empiricfunds.com or by calling toll-free 1-888-839-7424 . You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Fund’s transfer agent, send the completed Shareholder Account Application and a check payable to the Fund to the following address:

Regular Mail Empiric 2500 Fund c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Empiric 2500 Fund c/o Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 1-888-839-7424 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in Class A and Class C shares of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund’s transfer agent to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at 1-888-839-7424.

Additional Investments

The minimum subsequent investment in the Fund is $50. You may purchase additional shares of the Fund by check, wire, or ACH (Automated Clearing House) debit of your bank account of record. Payment for shares purchased online may be made only through an ACH debit of your bank account of record. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account. To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make. You may revoke your election to make automatic investments by calling 1-888-839-7424 or by writing to the Fund at:

Empiric 2500 Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 541150

Omaha, Nebraska 68154

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person. If your electronic funds transfer is incomplete, payment is not completed due to insufficient funds, stop payment, closed account, a check does not clear your bank, or the Fund is unable to debit your predesignated bank account, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can, with notice, redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. These broker-dealers and financial institutions may charge a fee for their services. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that the Fund significantly invests in small or mid-capitalization equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies uniformly to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker, to the Fund upon request. If the Fund becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity. In addition, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

HOW TO REDEEM SHARES

You may redeem your shares on any business day. Redemption orders received in proper order by the Fund’s transfer agent or by a brokerage firm or other financial institution that sells Fund shares, authorized to accept redemption orders on the Fund’s behalf, before 4:00 p.m. EST (or before the NYSE closes if the NYSE closes before 4:00 p.m. EST) will be effective at that day’s NAV.

The Fund typically expects that it will take up to seven calendar days following the receipt of your redemption request by any method to pay out redemption proceeds by check or electronic transfer. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities,

and may pay proceeds in kind (as described below). These redemption payment methods will be used in regular and stressed market conditions.

Shares of the Fund may be redeemed by mail, telephone or online. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions with the Fund. You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.

By Mail. You may redeem any part of your account in the Fund at no charge by mail. Your request, in good order, should be addressed to:

Regular Mail Empiric 2500 Fund c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Empiric 2500 Fund c/o Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

“Good order” means your request for redemption must:

●	Include the Fund name and account number;

●	Include the account name(s) and address;

●	State the dollar amount or number of shares you wish to redeem; and

●	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized transfers. You may need your signature guaranteed if:

●	you request the redemption check be mailed to an address other than the address of record;

●	if you request the redemption check be mailed to a mailing address that has been changed within 30 days of the redemption request;

●	if you request that the redemption be sent electronically to a bank account other than bank account on record;

●	if the redemption request is in the amount of $100,000 or more; or

●	in other circumstances such as to prevent an unauthorized account transfer or redemption.

You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-888-839-7424 if you have questions. At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account in the Fund by calling the transfer agent at 1-888-839-7424. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Redemption Fee and CDSC. Currently, the Fund does not charge a redemption fee. Shareholders in the Fund who purchased $1 million or more Class A shares and did not pay a front-end sales charge may be assessed a 1.00% CDSC on shares redeemed less than 18 months after the date of their purchase.

The Fund uses a “first in, first out” method for calculating the CDSC. This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last. The CDSC is paid to the Advisor to reimburse expenses incurred in providing distribution-related services to the Fund.

The Fund reserves the right to modify, waive or eliminate the CDSC at any time. If the Fund institutes a redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change. The Statement of Additional Information contains further details about the CDSC and the conditions for waiving these fees.

Systematic Withdrawal Plan. You may participate in the Fund’s Systematic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfer of a minimum of $100 on specified days of each month into your established bank account. Please contact the Fund at www.empiricfunds.com for more information about the Fund’s Systematic Withdrawal Plan.

Redemptions in Kind. The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued under the Fund’s net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

Additional Information. If you are not certain of the requirements for redemption please call the transfer agent at 1-888-839-7424. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (the “SEC”), the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

Online Transactions

Shareholders of the Fund may complete transactions online at www.empiricfunds.com once an account is established. Online transactions are subject to the same purchase minimums and maximums as other purchase methods. However, the maximum online redemption amount is $50,000. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions online.

You should be aware that there may be delays, malfunctions or other inconveniences associated with online transactions. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider conducting transactions by another method.

Converting Shares

Shareholders of the Fund may elect on a voluntary basis to convert their shares in one class of the Fund into shares of a different class of the Fund, subject to satisfying the eligibility requirements for investment in the new share class. Shares may only be converted into a share class with a lower expense ratio than the original share class.

An investor may directly or through his or her financial intermediary contact the Fund to request a voluntary conversion between share classes of the Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, redemption fee or other charge. A share conversion within the Fund will not result in a capital gain or loss for federal income tax purposes. The Fund may change, suspend or terminate this conversion feature at any time.

DISTRIBUTION PLANS

The Fund has adopted distribution and service plans under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Fund’s Plan related to the Class A Shares, the Fund may incur an annual fee of up to 0.25% of the average daily net assets of the Fund’s Class A Shares for shareholder services and distribution related expenses. All or a portion of the distribution and services fees may be paid to your financial advisor for providing ongoing services to you.

Class C Shares

Under the Fund’s Plan related to the Class C Shares, the Fund may incur an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares shareholder services and distribution related expenses. All or a portion of the distribution and services fees may be paid to your financial adviser for providing ongoing services to you.

VALUING THE FUND’S ASSETS

The Fund’s assets are generally valued at their market value. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Fund’s assets at their fair value according to policies approved by the Board. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. If a security, such as a small cap security, is so thinly traded that reliable market quotations are unavailable, the Advisor may need to price the security using fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The Fund may use pricing services to determine market value. The NAV for the Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist of both capital gains and dividend income. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund uses average cost as its standing (default) tax lot identification method for all shareholders, which means this method is used to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

MANAGEMENT OF THE FUND

Advisor

Empiric Advisors, Inc. is the investment advisor to the Fund, and is registered as an investment advisor with the SEC. The address for Empiric Advisors, Inc. is 500 N Capital of

Texas Hwy, Building 8, Suite 150, Austin, TX 78746. The Advisor was formed in 1987. The Advisor manages discretionary accounts other than the Fund, including individual and institutional accounts. The investment process used by the Advisor has evolved to a highly Structured, Quantitative and Empirical approach (SQE). The firm believes that its SQE process leads to a greater likelihood of repeatability and reliability in investing. Under the terms of the management agreement, the Advisor is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Managers

Mark Coffelt, Lead Portfolio Manager, and Loren Coffelt, Co-Portfolio Manager, are primarily and jointly responsible for the day-to-day management of the Fund.

Mark Coffelt –President and Chief Investment Officer of the Advisor

Mark Coffelt has served as the President and Chief Investment Officer of the Advisor since its inception in 1987. Mr. Coffelt has also served as the President of Empiric Distributors, Inc. since 2007. Mr. Coffelt has held the Chartered Financial Analyst (CFA) designation since 1987. He received his B.A. in economics, cum laude, from Occidental College and his MBA from the Wharton School at the University of Pennsylvania.

Loren Mark Coffelt–Portfolio Manager of the Advisor

Loren Coffelt joined Empiric in 2007 as a Financial Analyst. In December 2011, he was appointed Co-Portfolio Manager of the Advisor. Mr. Coffelt graduated from St. Edwards University in 2008 with a BBA in Finance and Marketing.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed and ownership of shares of the Fund.

Management Fees

The Fund is authorized to pay the Advisor an annual fee equal to 1.00% of its average daily net assets. The management fee is paid monthly. The Fund is responsible for its own operating expenses.

The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. During the fiscal year ended September 30, 2021, the Fund paid the Advisor 1.00% of its average daily net assets. A discussion regarding the basis of the Board’s renewal of the management agreement with Empiric Advisors, Inc. is available in the Fund’s semi-annual report to shareholders for the fiscal period ended March 31, 2021.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Fund’s financial performance during the last five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements. The information for the fiscal years ended September 30, 2021, September 30, 2020, September 30, 2019 and September 30 2018, has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. The information for the fiscal year ended September 30, 2017 has been audited by the Fund’s former independent registered public accounting firm.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years Presented

	Class A
	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	September 30,		September 30,		September 30,		September 30,		September 30,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$45.46		$40.47		$47.39		$36.57		$30.88
Activity from investment operations:
Net investment loss (1)	(0.68)		(0.56)		(0.45)		(0.45)		(0.23)
Net realized and unrealized gain (loss) on investments	19.24		5.55		(6.47)		11.27		5.92
Total from investment operations	18.56		4.99		(6.92)		10.82		5.69
Less distributions from:
Net realized gains	(3.95)		—		—		—		—
Total distributions	(3.95)		—		—		—		—
Net asset value, end of year	$60.07		$45.46		$40.47		$47.39		$36.57
Total return (2)	42.05%		12.33%		(14.62)%		29.59%		18.43%
Net assets, at end of year (000s)	$28,726		$22,865		$22,346		$29,857		$23,644
Ratio of gross expenses to average net assets (3)(4)	1.96%		2.13%		2.02%		1.99%		2.06%
Ratio of net expenses to average net assets after waiver (4)	1.96%		2.13%		2.02%		1.99%		1.98%
Ratio of net investment loss to average net assets (4)(5)	(1.17)%		(1.35)%		(1.08)%		(1.07)%		(0.68)%
Portfolio Turnover Rate	21	% (6)	119	% (6)	50	% (6)	11	% (6)	150%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	In-kind transactions are not included in calculation of turnover.

	Class C
	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	September 30,		September 30,		September 30,		September 30,		September 30,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$40.40		$36.24		$42.75		$33.24		$28.28
Activity from investment operations:
Net investment loss (1)	(0.98)		(0.78)		(0.69)		(0.69)		(0.44)
Net realized and unrealized gain (loss) on investments	17.01		4.94		(5.82)		10.20		5.40
Total from investment operations	16.03		4.16		(6.51)		9.51		4.96
Less distributions from:
Net realized gains	(3.95)		—		—		—		—
Total distributions	(3.95)		—		—		—		—
Net asset value, end of year	$52.48		$40.40		$36.24		$42.75		$33.24
Total return (2)	40.99%		11.48%		(15.25)%		28.61%		17.57%
Net assets, at end of year (000s)	$1,548		$1,166		$1,175		$1,554		$1,262
Ratio of gross expenses to average net assets (3)(4)	2.71%		2.88%		2.77%		2.74%		2.81%
Ratio of net expenses to average net assets after waiver (4)	2.71%		2.88%		2.77%		2.74%		2.73%
Ratio of net investment loss to average net assets (4)(5)	(1.92)%		(2.10)%		(1.83)%		(1.82)%		(1.43)%
Portfolio Turnover Rate	21	% (6)	119	% (6)	50	% (6)	11	% (6)	150%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	In-kind transactions are not included in calculation of turnover.

APPENDIX A:

INTERMEDIARY-SPECIFIC SALES CHARGE REDUCTIONS AND WAIVERS

Specific intermediaries may have different policies and procedures regarding the availability of sales charge reductions and waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers.

RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. & RAYMOND JAMES AFFILIATES (“RAYMOND JAMES”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

●     Shares purchased in an investment advisory program.

●     Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Trust advised by the Advisor (the “fund family)).

●     Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●     Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

●     A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

●     Death or disability of the shareholder.

●     Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

●     Return of excess contributions from an IRA Account.

●     Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

●     Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●     Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

●     Breakpoints as described in this prospectus.

●     Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

The information disclosed in the appendix is part of, and incorporated in, the prospectus

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●     account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS? CALL 1-866-447-4228

FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Fund at 1-888-839-7424 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information from the Fund’s internet site at www.empiricfunds.com.

You may obtain information about the Funds (including the SAI and other reports) on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21872

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2022

MUTUAL FUND SERIES TRUST

Empiric 2500 Fund

Class A: EMCAX Class C: EMCCX

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Empiric 2500 Fund (the “Fund”) dated February 1, 2022 (the “Prospectus”). The Fund is a separate series of the Mutual Fund Series Trust, an open-end management company organized as an Ohio business trust. This SAI is incorporated in its entirety into the Prospectus.

The Annual Report for the year ended September 30, 2021 is incorporated by reference into this SAI and is available on the Fund’s website www.empiricfunds.com. Copies of the Prospectus and Annual Report may be obtained at no charge from the Fund by writing to the above address or calling 1-888-839-7424.

TABLE OF CONTENTS

THE MUTUAL FUND SERIES TRUST	2
INVESTMENT RESTRICTIONS	2
ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS	4
DISCLOSURE OF PORTFOLIO HOLDINGS	17
TRUSTEES AND OFFICERS	17
PRINCIPAL SHAREHOLDERS	22
ADVISOR	23
CODE OF ETHICS	26
TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR	26
COMPLIANCE SERVICES	28
CUSTODIAN	28
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	28
COUNSEL	28
DISTRIBUTOR	28
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES	30
PROXY VOTING POLICY	31
PORTFOLIO TURNOVER	32
PORTFOLIO TRANSACTIONS	32
PURCHASE AND REDEMPTION OF SHARES	34
REDEMPTION IN-KIND	35
REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES	35
WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES	36
SALES CHARGE WAIVERS AND REDUCTIONS	36
NET ASSET VALUE	36
TAX INFORMATION	37
INVESTMENTS IN FOREIGN SECURITIES	38
BACKUP WITHHOLDING	39
FOREIGN SHAREHOLDERS	39
FINANCIAL STATEMENTS	39
Appendix A	40
Appendix B	42

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EMPIRIC 2500 FUND

Mutual Fund Series Trust (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Empiric 2500 Fund (the “Fund”), is a separate diversified series of the Trust. There are currently several other series (or funds, and together with the Fund, the “Funds”) and additional series may be approved by the Board from time to time.

Empiric Advisors, Inc. (“Advisor”) acts as investment advisor to the Fund.

The Trust does not issue share certificates. All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of that series and is entitled to such dividends and distributions out of income belonging to the applicable class of that series as are declared by the Board. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any class of a series are borne by that class, and thus the net asset values per share of the classes may differ. There can be no assurance that a series will grow to an economically viable size, in which case the Board may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund has two classes of shares: Class A and Class C Shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

Fundamental

The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.  Other investment practices which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy is considered non-fundamental (“Non-Fundamental”).

1.	The Fund may not invest more than 25% of its total assets in the securities of issuers in any one industry. This restriction does not apply to investments by the Fund in securities of the U.S. government or its agencies or instrumentalities. The Fund will consider the investments of underlying investment companies when determining its compliance with this restriction.

2.	The Fund may not make loans if, as a result, more than the current statutory limit (currently 33 1/3%) of its total assets would be lent to other parties, except that the Fund may: (a) purchase or hold debt instruments; (b) enter into repurchase agreements; and (c) lend its securities.

2

3.	The Fund may not purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase or sell securities issued by entities in the real estate industry or instruments backed by real estate such as, but not limited to, real estate investment trusts (“REITs”).

4.	The Fund may not issue senior securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)* except as permitted by rule, regulation or order of the Securities and Exchange Commission (the “SEC”).

5.	The Fund may not borrow money in an amount exceeding the statutory limit (currently, 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings)), provided that for purposes of this limitation investment strategies or transactions that obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. The Fund will maintain asset coverage as required under the 1940 Act for all borrowings (currently 300% except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets).

6.	The Fund may not act as an underwriter of securities issued by others, except to the extent it may be deemed to be an underwriter in connection with the disposition of Fund securities.

7.	The Fund may not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase and sell: (a) marketable securities issued by companies that own or invest in commodities or commodities contracts; (b) foreign currencies; and (c) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

*The 1940 Act limits a Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

With respect to 75% of the Fund’s total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Non-Fundamental

The following limitation has been adopted by the Trust with respect to the Fund and are Non-Fundamental (as defined above):

The Fund may not purchase securities on margin or effect short sales, except that the Fund may: (a) obtain short-term credits necessary for the clearance of security transactions; (b) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (c) make short sales “against the box” (i.e., owning an equal amount of the security itself, or of securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the security sold short) or in compliance with the SEC’s positions regarding the asset segregation requirements of Section 18 of the 1940 Act.

Generally, the Fund may purchase, sell and enter into any type of derivative instrument (including, without limitation, financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts, warrants, swaps, forward contracts, foreign currency

3

spot and forward contracts, or other derivative instruments that are not related to physical commodities). Furthermore, the Fund will only invest in futures contracts to the extent that the Fund, its Trustees, its Advisor, or any other entity providing services to the Fund would not be required to register with the Commodity Futures Trading Commission (“CFTC”).

The Fund’s investment objective, as well as those policies which are Non-Fundamental, may be modified by the Board without shareholder approval if, in the reasonable exercise of the Trustees’ business judgment, modification is determined to be necessary or appropriate to carry out the Fund’s objective. However, the Fund will not change its investment objective or non-fundamental investment policies without written notice to shareholders.

Pursuant to Rule 22e-4, the Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities. Rule 144A securities with registration rights are not considered to be illiquid. If illiquid securities exceed 15% of the Fund’s net assets, the Fund will take corrective action consistent with Rule 22e-4.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

The Fund’s principal investment strategies are set forth under “Principal Investment Strategies” in the Prospectus.  Unless restricted by the fundamental policies of the Fund, the following policies supplement the investment objective and principal investment strategies of the Fund as set forth in the Prospectus.

General Characteristics of Convertible Securities

The Fund may invest only in high grade convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. “High grade” securities are those rated within the three highest ratings categories of Standard & Poor’s Corporation (“S & P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc.(“Fitch Ratings”)or that are determined by the Advisor. to be of equivalent quality. For a more complete description of debt ratings, see APPENDIX A. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments

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are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Investments in Real Estate Investment Trusts

Because the Fund may invest its assets in equity securities of REITs, it may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Defensive Policy

The Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of: obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations. By taking a temporary defensive position, the Fund may not achieve its investment objective.

General Characteristics of Securities Lending

In compliance with SEC guidelines, any loans of securities in the Fund would be required to be secured with collateral (consisting of any combination of U.S. currency, securities issued or guaranteed by the U.S. government or its agencies, or irrevocable letters of credit or other debt securities issued by entities rated within the two highest grades assigned by S&P, Moody’s or Fitch Ratings or which are determined by the Advisor to be of equivalent quality).

The borrower must agree to add to such collateral to cover increases in the market value of the loaned securities, and the Fund must be entitled to terminate any loan at any time, with the borrower obligated to redeliver borrowed securities within five trading days. The borrower must agree that the Fund will receive all dividends, interest or other distributions on loaned securities, and the Fund must be able to vote loaned securities whenever the right to vote is material to the Fund’s performance. However, for income tax purposes, payments received in lieu of dividends while the securities are on loan will not be “qualified dividend income.”

A risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Additionally, the Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or fail to earn sufficient income to meet its obligation to the borrower, requiring the Fund to cover any shortfall.

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Investment in Unseasoned Issuers

The Fund may invest in securities of issuers which have a record of less than three years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment in Foreign Securities

The Fund may invest in U.S. dollar-denominated securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include: the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

The Fund may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including: (1) common and preferred stocks; (2) CDs, commercial paper, fixed time deposits, and bankers’ acceptances issued by foreign banks; (3) obligations of other corporations; and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of: (a) adverse changes in foreign exchange rates; and (b) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

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The Fund may invest in American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”), and International Depository Receipts (“IDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

Investments in securities of foreign issuers are subject to the Fund’s quality standards. The Fund may invest only in securities of issuers in countries whose governments are considered stable by the Fund’s management.

Borrowing

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund. The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing. The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions. Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increase, or to decrease more as the value of its investments decrease, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Options, Futures and Forwards

The Fund may purchase and sell forward contracts, put and call options and futures contracts. Each of these instruments is a derivative instrument, as its value derives from the underlying asset or index.

The Fund may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund’s return. While the Fund’s use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Fund’s return. Certain strategies limit the Fund’s opportunities to realize gains as well as limiting the Fund’s exposure to losses.

The Fund could also experience losses if the Fund’s options and futures positions were poorly correlated with the Fund’s other investments, or if the Fund could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund’s portfolio turnover rate.

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Should prices or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options on currencies and forward contracts, and adverse market movements could continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Purchasing Put and Call Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European-style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

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Covering Options on Securities. A call option on a security written by the Fund is “covered” if the Fund owns the underlying securities, has an absolute and immediate right to acquire those securities upon conversion or exchange of other securities it holds or holds a call option on the underlying securities with an exercise price equal to or less than that of the call option it has written. In addition, the Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When the Fund writes a put option, the Fund can segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. Alternatively, the Fund could hold a put on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

Liquidity. Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired.

Options on Securities Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the NYSE Arca Major Market Index, or on a narrower index such as the NASDAQ OMX PHLX.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

The Fund may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. Options currently are traded on the Chicago Board Options Exchange, the NYSE Arca and other exchanges. Purchased OTC options and the cover for written OTC options will be subject to the Fund’s 15% limitation on investment in illiquid securities.

Risks - Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. The Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either owns an offsetting position in securities or other options and/or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered. For a number of reasons, a liquid market may not exist, and thus the Fund may not be able to close out an option position that it has previously entered into. When the Fund purchases

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an OTC option, the Fund will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange Traded and OTC Options. All options that the Fund purchases or sells will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the underlying exchange’s clearing house, in the case of OTC options the Fund relies on the dealer from which it purchased the option to perform if the option is exercised.

Warrants. The Fund may also invest in exchange-traded and over-the-counter warrants. Warrants are economically the same as options, except they usually have longer exercise periods. Exchange-traded warrants on a single issuer’s common stock are usually issued by the issuer of the underlying common stock or a special-purpose entity, rather than the exchange clearinghouse. Warrants may also be issued on indices or baskets of securities, and may be settled in cash or through delivery of the underlying securities. Like options, warrants may be more volatile instruments than the underlying securities.

Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or before the expiration date.

Futures Contracts and Options on Futures Contracts. The Fund may purchase or sell (write) futures contracts and purchase or sell put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the commodity called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the incurring of an obligation to acquire the commodity called for by the contract at a specified price on a specified date.

When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation” margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Fund are paid by the Fund into a segregated account, in the name of the futures commission merchant, as required by the 1940 Act and the SEC’s interpretations thereunder.

Covering Futures Contracts - When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s

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shares. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Risks - Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited.

Other risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Stock Index Futures. The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. At the time the Fund purchases a futures contract, an amount of cash, U.S. government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund’s custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

The Fund may purchase and sell stock index futures as a hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge. The price of a stock index futures contract may move more than or less than the price of the securities being hedged. If the price of a stock index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund will be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be offset partially by the loss on the index futures contract. If the price of the index futures contract moves more than the price of the stock, the Fund will experience either a loss or gain on the futures contract that will not be offset completely by movements in the price of the securities that are subject to the hedge.

Asset Coverage for Futures Contracts and Options Positions. The Fund may invest in futures contracts and options thereon for any purpose consistent with its investment objective.  The Fund will comply with guidelines established by the SEC with respect to asset coverage for derivative transactions by open-end investment companies and, as required, will set aside or electronically segregate appropriate liquid assets in the amount prescribed.  Segregated securities cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets.  As a result, there is a possibility that segregation of a large percentage of the

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Fund’s assets could impede portfolio management or the Fund’s ability to meet its current obligations (e.g., meeting redemption requests).

Forwards. A forward is a cash market transaction in which a seller agrees to deliver a specific commodity, security, foreign currency or other financial instrument to a buyer at some point in the future for a set price. Forwards also can be structured for cash settlement rather than physical delivery.

Unlike futures contracts (which occur through a clearing firm), forward contracts are privately negotiated and are not standardized. Further, the two parties must bear each other’s credit risk, which is not the case with a futures contract. Also, since the contracts are not exchange traded, there is no marking to market requirement, which allows a buyer to avoid almost all capital outflow initially (though some counterparties might set collateral requirements). Given the lack of standardization in these contracts, there is very little scope for a secondary market in forwards.

By August 2022, the Fund must comply with Rule 18f-4 under the 1940 Act, which governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Under Rule 18f-4, if the Fund invests in derivative instruments beyond a specified limited amount, it must, among other things, apply a value-at-risk based limit to its use of certain derivative instruments and financing transactions and adopt and implement a derivatives risk management program. If the Fund uses derivative instruments in a limited amount, it will not be subject to the full requirements of Rule 18f-4, nor will the Fund be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Rule 18f-4 could have an adverse impact on the Fund’s performance and ability to implement its investment strategies.

Private Placements and Restricted Investments

Illiquid securities include securities of private issuers, securities of private funds, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of the Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, the Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Private funds include U.S. or foreign private limited partnerships or other investment funds.  Investments in private funds may be highly speculative and volatile.  Because private funds generally are investment companies for purposes of the 1940 Act, or would be but for the exemptions provided in Sections 3(c)(1) or 3(c)(7) of the 1940 Act, the Fund’s ability to invest in them will be limited.  In addition, shareholders of the Fund will remain subject to the Fund’s expenses while also bearing their pro rata share of the operating expenses of the private funds.  The ability of a fund to dispose of interests in private funds is very limited and involves risks, including loss of the fund’s entire investment in the private fund.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. If the Fund sells its securities in a registered offering, it may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the Fund’s net assets. The judgment of a manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.

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Securities of Other Investment Companies

The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by Rule 12d1-4. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the “5% Limitation”); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the “10% Limitation”); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund (the “3% Limitation”); and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Fund intends to rely on Section 12(d)(1)(F) and Rule 12d1-4 under the 1940 Act which in conjunction with one another allow registered investment companies (such as the Fund) to exceed the 3%, 5% and 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds, and the registered investment company “mirror votes” any securities purchased pursuant to Section 12(d)(1)(F).

Short Sales

The Fund may use short sales in an attempt both to protect its portfolio against the effects of potential downtrends in the securities markets and as a means of enhancing its overall performance. A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

The Fund also may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

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Risks - Although the Fund’s gain is limited by the price at which it sold the security short, its potential loss is unlimited. The more the Fund pays to purchase the security, the more it could lose on the transaction, and the more the price of Fund shares will be affected.

Selling short magnifies the potential for both gain and loss to the Fund and its investors. The larger the Fund’s short position, the greater the potential for gain and loss. A strategy involving going short in a particular security is separate and distinct from a strategy of buying and selling the underlying security itself.

As the amount of the Fund’s net assets that must and will be segregated or earmarked by the Fund custodian increases, the Fund’s flexibility in managing its portfolio decreases. The Board will monitor the Fund’s short sales to assure compliance with these limitations, such that, when and as required, Fund net assets are being segregated and earmarked, that the Fund is in a position to meet its current obligations and to honor requests for redemption, and overall, that the Fund’s portfolio is managed in a manner consistent with its stated investment objective.

Swaps and Related Products

The Fund may engage in swap transactions, including, but not limited to, securities index, basket, equity, total return, specific security, interest rate, currency and commodity swaps, caps, floors and collars and options on swaps (collectively defined as “swap transactions”). Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index, in a particular foreign currency or commodity or at a particular interest rate.

The purchaser of a cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent the return on a specified index, security, currency, interest rate or commodity exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of a collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that the return on a specified index, security, currency, interest rate or commodity falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on a swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within a swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment policy concerning senior securities.

Notional Amounts - The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed upon to exchange. For example, one swap counterparty may agree to pay a return equal to the appreciation or depreciation in an equity index calculated based on a $10 million notional investment at the end of one year in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event that the Fund is obligated to make payments more frequently than it receives payments from the other party, the Fund will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net

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payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by us, payments by the parties will be exchanged on a “net basis,” and the Fund will receive or pay, as the case may be, only the net amount of the two payments.

Counterparties - The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Strategy - The Fund may enter into swap transactions in an attempt to obtain or preserve a particular return at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities we anticipate purchasing at a later date or to gain exposure to certain markets in the most economical way possible. The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.

Segregated Accounts - The Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accrued obligations to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sell a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of its accrued obligations under the agreement. If the Fund sells credit default swaps, the Fund will segregate the full notional amount of credit default swaps.

Risks - As mentioned above, swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value (“NAV”) at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

The amount of the Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the potential loss is limited to the amount of the fee that the Fund has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors, and collars tend to be more volatile than many other types of instruments.

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       The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the Fund’s investment performance will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when the Fund wishes to do so. Such occurrences could result in losses to the Fund. The Advisor will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

The Fund will not enter into a swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults, however, the Fund may have contractual remedies to the agreements related to the transaction.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Fund’s illiquid investment limitation. Further, swap transactions in which the Fund enters, which generally involve equity securities and have customized terms, are not expected to be particularly liquid. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, certain aspects of the swap market have become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The Advisor will consider liquidity in establishing the size and term of swap transactions. The Federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which the Fund may engage in such transactions.

Indexed Securities

Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the country or region in the currency of which the indexed security is denominated or based. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.

ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in kind policies described under “Redeeming Shares” below. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The minimum fee rate is 0.25% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity

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program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charges and investment minimums applicable to such shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment advisor believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a fund’s net assets do not decline, the investment advisor may also benefit.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures for the public and nonpublic disclosure of the Fund’s portfolio securities.

As a general matter, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (for example, the Fund’s custodian, administrator, investment advisor, sub-investment advisor, independent public accountants, attorneys, officers and trustees) and are subject to a duty of confidentiality including a duty not to trade on non-public information, and (2) pursuant to certain exceptions that serve a legitimate business purpose. These exceptions may include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed on the Fund’s website, in marketing materials (provided the portfolio holdings disclosed in the materials are at least 15 days old) or through filings with the SEC as described below and (2) to third-party vendors that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement. The confidentiality agreement must provide, but is not limited to, that the recipient of the portfolio holdings information agrees to limit access to the portfolio holdings information to its employees who, on a need to know basis are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive that the confidentiality obligations contained in the confidentiality agreement.

The Fund’s portfolio holdings are currently disclosed to the public through filings with the SEC. The Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. on Forms N-CSR two months after the end of each semi-annual period and Form N-PORT two months after each calendar quarter.

Neither the Fund nor the Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

TRUSTEES AND OFFICERS

The Board manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the Advisor or the distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the management agreements. When considering approval of the existing management agreements, the Independent Trustees evaluate the nature and quality of the services provided by the Advisor, the performance of the Fund, the Advisor’s costs and the profitability of the agreements to the Advisor, ancillary benefits to the Advisor or its affiliates in connection with its relationship to the Fund and the amount of fees charged in comparison to those of other investment companies.

The Board currently has three standing committees: the Audit Committee, the Risk and Compliance Committee and the Nominating Committee. In addition, the Board currently has a Special Committee that oversees litigation matters on behalf of the Trust. Each committee is described below.

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The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement. The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1967	Trustee, Chairman of the Audit Committee	Since 6/2006	Manager of Genovese Family Enterprises LLC & affiliates, the Genovese family office, since 1999; Managing Member of Bear Properties, LLC, a real estate management firm, since 2006; Managing Member of PTL Real Estate LLC, from 2000 until 2019.	52

Trustee of Variable Insurance Trust since 2010; Chairman of the Board of Mutual Fund and Variable Insurance Trust since 2016; Chairman of the Board of Strategy Shares since 2016; Trustee of IDX Funds since 2016; Chairman of the Board of AlphaCentric Prime Meridian Income Fund since 2018

Tiberiu Weisz c/o Mutual Fund Series Trust 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1949	Trustee, Chairman of the Special Committee	Since 6/2006	Attorney since 1982.	38	Trustee of Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee, Chairman of the Risk and Compliance Committee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Retired Faculty Member Technical Career Institutes, from 1991 to 2017.	38	Trustee of Variable Insurance Trust since 2010

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Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1962	Chairman of the Board and President	Trustee since 7/2006; President since 2/2012	President, Rational Advisors, Inc., 1/2016 - present; Chief Executive Officer, Catalyst Capital Advisors LLC, 1/2006- present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Managing Member, MFund Distributors LLC, 10/2012-present; Managing Member, MFund Services LLC, 1/2012 – Present; CEO, Catalyst International Advisors LLC, 11/2019 to present; CEO, Insights Media LLC, 11/2019 to present; CEO, MFund Management LLC, 11/2019 to present.	38	Variable Insurance Trust since 2010
Erik Naviloff 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011.	N/A	N/A
Aaron Smith 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022 Year of Birth: 1974	Assistant Treasurer	Since 11/2013	Assistant Vice President - Fund Administration, Gemini Fund Services, LLC, since 2017. Manager - Fund Administration, Gemini Fund Services, LLC, 2012-2017.	N/A	N/A
Brian Curley 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Vice President - Fund Administration, Gemini Fund Services, LLC since 1/2015.	N/A	N/A
Sam Singh 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022 Year of Birth: 1976	Assistant Treasurer	Since 2/2015	Vice President - Fund Administration, Gemini Fund Services, LLC since 1/2015.	N/A	N/A
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 5/2015	Director of Compliance Services, MFund Services LLC since 5/2015.	N/A	N/A
Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Secretary since 4/2014	Director of Legal Services, MFund Services LLC, since 2012.	N/A	N/A
Michael Schoonover 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1983	Vice President	Since 6/2018

Chief Operating Officer, Catalyst Capital Advisors LLC and Rational Advisors, Inc., June 2017 to present; Portfolio Manager, Catalyst Capital Advisors LLC 12/2013 to 5/2021. Portfolio Manager, Rational Advisors, Inc. 1/2016 to 5/2018; President, MFund Distributors LLC, 1/2020 to present; CCO, Catalyst International Advisors LLC, 11/2019 to present; COO, Insights Media LLC, 11/2019 to present; COO, MFund Management LLC, 11/2019 to present; COO, AlphaCentric Advisors LLC, 1/2021 to present.

				N/A	N/A

*	The term of office of each Trustee is indefinite.

**	The ‘Fund Complex’ includes the Trust, Variable Insurance Trust, Mutual Fund and Variable Insurance Trust, Strategy Shares, and AlphaCentric Prime Meridian Income Fund, each a registered investment company.

***	The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the advisor to certain series of the Trust.

Leadership Structure. The Trust is led by Jerry Szilagyi, who has served as the Chairman of the Board since 2010. Mr. Szilagyi is an interested person by virtue of his controlling interest in the Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, each of which serves as investment adviser to other certain series of the Trust. The Board is comprised of Mr. Szilagyi, an Interested Trustee, and Tobias Caldwell, Tiberiu Weisz and Dr. Bert Pariser, each an Independent Trustee. Mr. Caldwell serves as the Lead Independent Trustee. The Lead Independent Trustee serves as a key point person for dealings between management and the Independent Trustees and assists in setting the agendas for Board meetings. The Independent Trustees meet in executive session at each Board meeting. Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing Board meetings, (b) setting the agendas for these meetings and (c) providing information to Board

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members in advance of each Board meeting and between Board meetings. The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds. Additionally, as the President of MFund Services LLC, which provides management and administrative services to the funds, Mr. Szilagyi is well positioned and informed regarding issues requiring the attention of the Board, and as the leader of the Board, can ensure such issues are included in the Board’s agenda for meetings and that appropriate time is allocated to discuss such issues and take any necessary actions.

Risk Oversight. In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk at quarterly meetings and on an ad hoc basis, when and if necessary. The Board, directly or through the Audit Committee and the Risk and Compliance Committee, reviews reports from among others, the advisors, sub-advisors, the Trust’s chief compliance officer, the Trust’s independent registered public accounting firm, and the Independent Trustees’ counsel, as appropriate, regarding risks faced by the Trust and the funds and the risk management programs of the Trust, the advisors and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Trust’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Trust’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees. The actual day-to-day risk management with respect to the funds resides with the advisor, sub-advisor(s), if any, and other service providers to the funds. Although the risk management policies of the advisor, sub-advisor(s), if any, and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

The Board also considers liquidity risk management issues as part of its general oversight responsibilities and oversees the Fund’s liquidity risk through, among other things, receiving periodic reporting and presentations by the Liquidity Risk Management (“LRM”) Program Administrator that address liquidity matters. As required by Rule 22e-4 under the 1940 Act, the Board, including a majority of the Independent Trustees, has approved the Trust’s LRM Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and has appointed the LRM Program Administrator that is responsible for administering the LRM Program. The Board also reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the program and assesses its adequacy and effectiveness of implementation.

Audit Committee. Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee. The Board’s Audit Committee is a standing independent committee with a separate chair.  The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the funds’ internal controls and prepares and submits Audit Committee meeting minutes and supporting documentation to the full Board. During the fiscal year ended September 30, 2021, the Audit Committee held 5 meetings.

Risk and Compliance Committee. Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Risk and Compliance Committee. The Risk and Compliance Committee is a standing independent committee with a separate chair. The primary function of the Risk and Compliance Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to the adequacy and effectiveness of the Trust’s compliance program and to oversee the Trust’s Chief Compliance Officer. The Risk and Compliance Committee meets as often as necessary, and no less than quarterly. During the fiscal year ended September 30, 2021, the Risk and Compliance Committee met 4 times.

Nominating Committee. Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Nominating Committee. The Board’s Nominating Committee is a standing independent committee with a separate chair.  The

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primary functions of the Nominating Committee are to assist the Board in carrying out its responsibilities relating to (i) the identification and selection of qualified individuals to become Board members and members of Board committees and (ii) the development, adoption and periodic monitoring and updating of criteria and characteristics relating to the consideration, nomination and selection of interested and non-interested trustees. The Nominating Committee meets as often as necessary, and no less than annually. The Nominating Committee was established after the fiscal year ended September 30, 2021.

Special Committee. Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on a Special Committee responsible for reviewing the allegations contained in any class action lawsuit filed against the Trust, demand for books and records served upon the Trust, or any derivative lawsuit that may be filed against the Trust. The Special Committee is also responsible for taking such other actions that may be referred to it from time to time by the Board. The Special Committee met as needed during the fiscal year ended September 30, 2021.

Background and Qualifications of the Trustees. Mr. Szilagyi is a member of the AlphaCentric Advisor LLC, an investment advisor to other series of the Trust and managing member of Catalyst Capital Advisors LLC, an investment advisor to other series of the Trust and an original sponsor of the Trust. Mr. Szilagyi is also the President of Rational Advisors, Inc., an investment advisor to other series in the Fund Complex and is President of MFund Services LLC, which provides management and administrative services to the Trust. Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds. His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of the Genovese family office, and a managing member of a real estate management firm. Mr. Caldwell’s experience in the investment and real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisors to the Funds. Mr. Caldwell also serves on the boards of other mutual fund trusts.

Mr. Weisz is an attorney and provides the Board with general insight regarding its duties and standards of care.

Dr. Pariser is the managing partner of a technology consulting firm and has served on the boards of many other companies. His experience with other boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Fund

Fund Shares Owned by Trustees as of December 31, 2021

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust
Mr. Caldwell	None	Over $100,000
Mr. Weisz	None	Over $100,000
Dr. Pariser	None	Over $100,000
Mr. Szilagyi	$10,001-$50,000	Over $100,000

Compensation of the Board of Trustees

The Independent Trustees are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust. The Lead Independent Trustee of the Trust and the Chairmen of the Board’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer.

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The following table describes the compensation paid to the Trustees during the fiscal year ended September 30, 2021. The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi***
Aggregate Compensation from the Fund*	$4,928	$3,603	$3,709	$0
Total Compensation from Fund Complex**	$246,400	$136,500	$140,500	$0

*	The ‘Fund Complex’ includes the Trust, Variable Insurance Trust, Mutual Fund and Variable Insurance Trust, Strategy Shares, AlphaCentric Prime Meridian Income Fund and the TCG Financial Series Trusts I-X, each a registered investment company.

**	Mr. Szilagyi is compensated by Catalyst for advisory services and MFund Services LLC for administrative support services to the Trust. Please see the “Transfer Agent, Fund Accounting and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. Persons owning 25% or more of the outstanding shares of the Fund (or a class of shares of the Fund) may be deemed to control the Fund (or class of the Fund). Persons owning 5% or more of the outstanding shares of the Fund (or a class of shares of the Fund) may be deemed principal shareholders of the Fund (or class of the Fund).

Class A Shares

Shareholders known by the Trust to own of record 5% or more of the outstanding shares of the Fund Class A shares on January 3, 2022 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Shares Held	Percent (%) of Class

Gregory Coffelt c/o Empiric Advisors, Inc. 500 N Capital of Texas Hwy, Building 8, Suite 150, Austin, TX 78746	26,029.1670	5.51%

Paul Coffelt c/o Empiric Advisors, Inc. 500 N Capital of Texas Hwy, Building 8, Suite 150, Austin, TX 78746	26,029.1670	5.51%

Charles Schwab & Co. Inc./Reinvest Act 211 Main Street San Francisco, CA 94105	65,270.2580	13.82%

Steven Rogers 8309 Bowling Green Drive Austin, TX 78757	28,683.6940	6.07%

As of January 3, 2022, securities of the Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

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The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Class C Shares

Shareholders known by the Trust to own of record 5% or more of the outstanding shares of the Fund Class C shares on January 3, 2022 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Shares Held	Percent (%) of Class

LPL Financial 9785 Towne Centre Drive San Diego, CA 92121	1,774.0490	5.99%

Francis Sarguis TOD/CA/Subject to STA TOD Rules P.O. Box 5715 Santa Barbara, CA 93150	6,082.5880	20.52%

John McRoberts TTEE/Marital Trust Under The McRoberts Family Trust U/A 06/16/1995 320 Calle Lippizana Goleta, CA 93117	7,558.7500	25.50%

Teri A Evans 924 San Andres Street Santa Barbara, CA 93101	4,959.6770	16.73%

Charles Schwab & Co. Inc./Reinvest Act 211 Main Street San Francisco, CA 94105	2,078.2140	7.01%

As of January 3, 2022, securities of the Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR

Empiric Advisors, Inc. has been retained by the Fund under a management agreement to act as the Fund’s advisor, subject to the oversight of the Board (the “Management Agreement”). The address for the Advisor is 500 N Capital of Texas Hwy, Building 8, Suite 150, Austin, TX 78746. The Advisor was formed in 1987. The Advisor is controlled by Mark A. Coffelt, an affiliated person of the Fund, through a partnership that owns 100% of the outstanding shares of the Advisor. Mark A. Coffelt is the President and Chief Investment Officer of both the Advisor and Empiric Distributors, Inc.

The Management Agreement provides that the Advisor will provide the Fund with investment advice and supervision, and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

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Under the terms of the Management Agreement, the Advisor manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolios of the Fund.

For its services under the Management Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets for the Fund. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of the Fund will be charged to the Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of the Fund, including the expenses of communications with its shareholders, are paid by the Fund.

The Management Agreement with the Fund was in effect for an initial two year term and continues from year to year as long as its continuation is approved at least annually by the Board, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Fund. The Management Agreement may be terminated at any time upon 60 days’ written notice by the Fund or by a majority vote of the outstanding shares or 60 days’ written notice by the Advisor and will terminate automatically upon assignment. A discussion of the matters considered by the Board in connection with the renewal of the Management Agreement can be found in the Fund’s Semi-Annual Report to Shareholders dated March 31, 2021.

The Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the management fees paid to the Advisor by the Fund for the following periods:

	Fiscal Year Ended 2021	Fiscal Year Ended 2020	Fiscal Year Ended 2019
Gross Advisory Fee	$311,719	$232,950	$257,197
Net Advisory Fee	$311,719	$232,950	$257,197

Portfolio Managers

Mark Coffelt, Lead Portfolio Manager, and Loren M. Coffelt, Co-Portfolio Manager, are primarily responsible for making the investment decisions for the Fund (each, a “Portfolio Manager”).  As of September 30, 2021, each Portfolio Manager was responsible for the management of the following types of accounts in addition to the Fund:

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Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed*
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mark Coffelt	1	$30.4M	0	$0	44	$44M
Loren M. Coffelt	1	$30.1M	0	$0	44	$44M

*	The same individual managed accounts are jointly managed by the portfolio managers.

The management fee is not based on the performance of the account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

Portfolio Managers’ Compensation. For the fiscal year ended September 30, 2021, each Portfolio Manager was compensated with a combination of base salary, variable compensation, deferred compensation, and profit sharing. Starting with the fiscal year beginning October 1, 2005, each Portfolio Manager’s total compensation has been determined through an objective process that evaluates numerous factors. The factors that may be reviewed include the following:

●	Average of after tax and pre-tax returns;

●	Risk taken to produce returns;

●	Comparison with a broad market index;

●	Trailing one year performance;

●	Trailing three year performance; and

●	Trading costs.

Compensation for each of Mr. Mark Coffelt and Mr. Loren Coffelt has a component tied to the profitability of the Advisor as well as the component tied to investment performance described above.

The compensation of each Portfolio Manager is based, in part, on the Fund’s investment performance as described above.  In addition, the total compensation paid to a Portfolio Manager will depend on the level of profitability of the Advisor and the amounts that the Advisor can expend on salaries and bonus after meeting its obligation to pay Fund expenses.

In addition to the Fund, Mr. Mark Coffelt is the portfolio manager of separately managed accounts.

All members of the Advisor’s staff participate in profit-sharing (technically, salary, which is a function of relative corporate profitability, invested entirely in Fund shares).

The following table shows the dollar range of equity securities of the Fund beneficially owned by each Portfolio Manager as of September 30, 2021.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mark Coffelt	Over $1 Million
Loren Mark Coffelt	$10,001-$50,000

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

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The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

●	With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for Fund or accounts other than the Fund may outperform the securities selected for the Fund.

●	The appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Advisor’s code of ethics will adequately address such conflicts. One of the portfolio manager’s numerous responsibilities is to assist in the sale of Fund shares. Because the Portfolio Managers’ compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

●	The Advisor has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Advisor and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

The Advisor, Northern Lights Distributors, LLC (the “Distributor”) and the Fund have adopted codes of ethics (each a “Code” and collectively the “Codes”) under Rule 17j-1(c) of the 1940 Act.  The purpose of each Code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Each Code of ethics permits personnel covered by the codes to invest in securities that may be purchased by the Fund, subject to the restrictions of the Code. The Codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Ultimus Fund Solutions, LLC (“Ultimus”), which has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as administrator, fund accountant and transfer agent for the Fund pursuant to a Fund Services Agreement (the “Agreement”) with the Fund and subject to the supervision of the Board. Ultimus is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. Ultimus is an affiliate of the Distributor.

Ultimus may also provide persons to serve as officers of the Trust. Such officers may be directors, officers or employees of Ultimus or its affiliates.

The Agreement will remain in effect for an initial term of three years from the effective date for the Fund, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or Ultimus on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of Ultimus. The Agreement provides that Ultimus shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

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Under the Agreement, Ultimus performs administrative services, including:  (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring Fund holdings and operations for post-trade compliance with the Fund’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (8) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to the Fund to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination of periodic reports to the Board, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-CEN, N-CSR, N-PORT and N-PX; (10) coordinating the Trust’s audits and examinations by assisting the Fund’s independent public accountant; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Fund; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that tracking or reporting price, performance or other information with respect to investment companies; (17) upon request, assisting the Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of Ultimus); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

Ultimus also provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Fund’s custodian and Advisor; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Fund.

Ultimus also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to the Agreement. Under the Agreement, Ultimus is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For these services, the Fund pays Ultimus an annual asset-based fee of 0.13% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.

Prior to November 15, 2021, Gemini Fund Services, LLC (“GFS”), an affiliate of Ultimus, provided administrator, fund accountant and transfer agent services to the Fund. For the fiscal years ended September 30, 2019, September 30, 2020 and September 30, 2021, the Fund paid $70,265, $75,870 and $80,016, respectively, for these services.

MFund Services LLC (“MFund”) provides the Fund with various management and administrative services. For these services, the Fund pays MFund $5,000 annually and an annual asset-based fee in accordance with the schedule set forth below:

0.10% of net assets up to $50 million;

0.07% of net assets from $50 million to $100 million;

0.05% of net assets from $100 million to $250 million;

0.04% of net assets from $250 million to $500 million;

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0.03% of net assets from $500 million to $1 billion;

0.02% of net assets from $1 billion to $5 billion;

0.01% of assets from $5 billion and above

In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. Jerry Szilagyi is the controlling member of MFund Services, the controlling member of Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC (each an investment advisor to certain series of the Trust), and a Trustee of the Trust.

For the fiscal years ended September 30, 2019, September 30, 2020 and September 30, 2021, the Fund paid MFund $30,720, $28,295 and $36,186, respectively, for its management and administrative services.

COMPLIANCE SERVICES

MFund provides the Chief Compliance Officer and certain compliance related services to the Trust pursuant to a Compliance Services Agreement.

For the fiscal years ended September 30, 2019, September 30, 2020 and September 30, 2021, the Fund paid MFund $20,856, $20,892 and $20,022 for compliance services.

CUSTODIAN

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, the Custodian serves as the custodian of the Fund. The Custodian has custody of all securities and cash of the Fund. The Custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s independent registered public accounting firm is Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44115. Shareholders will receive annual financial statements, together with a report of independent registered public accounting firm, and semiannual unaudited financial statements of the Fund. The independent accountants will report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as counsel for the Trust.

DISTRIBUTOR

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE, 68022, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

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The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

12b-1 Plans

The Fund has adopted plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by the Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing. Under the Plan related to the Class A Shares, the Fund may incur an annual fee of up to 0.25% of the average daily net assets of the Fund’s Class A Shares (the “Class A 12b-1 Fee”). Under the Fund’s Plan related to the Class C Shares, the Fund may incur an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).

Each 12b-1 Fee may be used to pay a fee to broker-dealers on a quarterly basis, including the Distributor and affiliates of the Distributor, the Advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse service providers, including the Advisor, for shareholder services and distribution related expenses. It is expected that the Plans will aid the Fund in attracting new shareholders and assets that will provide benefits to the Fund including reduced expense ratios due to higher asset levels.

The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plans (the “Qualified Trustees”). The Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund. Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund. Other material amendments to the Plans would be required to be approved by vote of the Board, including a majority of the Qualified Trustees. The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

The Advisor may make payments to dealers who are holders or dealers of record for accounts in the Fund. A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer. The Advisor compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. From time to time, the Advisor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of the Fund. Such compensation provided by the Advisor may include financial assistance to dealers that enable the Advisor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the FINRA. The Advisor makes payments for events they deem appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.

The table below states the amounts paid by the Fund’s Class A and Class C shares under the distribution plan for the fiscal year ended September 30, 2021:

Fund	Class A Shares	Class C Shares
Empiric 2500 Fund	$74,102	$15,310

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The table below states the principal types of activities for which the Fund made payments under the distribution plan for the fiscal year ended September 30, 2021.

Actual 12b-1 Expenditures Paid by the Fund For the Fiscal Year Ended September 30, 2021
	Class A Total Dollars Allocated	Class C Total Dollars Allocated
Advertising/Marketing	$0	$0
Printing/Postage	$0	$0
Payment to distributor	$0	$0
Payment to dealers	$74,102	$15,310
Compensation to sales personnel	$0	$0
Reimbursement to the Advisor for other distribution related expenses	$0	$0
Other – Accrued and Unpaid Expenses	$0	$0
Total	$74,102	$15,310

The Distributor received the following commissions and other compensation during the fiscal year ended September 30, 2021:

Net Underwriting	Compensation
Discounts and	on Redemptions	Brokerage	Other
Commissions	and Repurchases	Commissions	Compensation
$486	$0	$3,250	$0

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

The Fund may directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Advisor or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Underwriter, the Advisor and their affiliates. The payments described above may differ and may vary from amounts paid to the Fund’s transfer agent or other service providers for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Advisor or its service providers to determine whether such intermediaries are providing the services for which they are receiving such payments.

The Advisor or affiliates of the Advisor may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in the prospectus or this SAI. These additional cash payments are generally made to financial intermediaries that provide sub- accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a

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preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Advisor or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediary’s customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Advisor and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell its shares to effect portfolio transactions for the Fund, the Fund and the Advisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

SECURITIES LENDING TRANSACTIONS

The dollar amounts of income and fees and compensation paid to all service providers related to the fund’s securities lending activities during the most recent fiscal year were as follows:

Gross income from securities lending activities (including income from cash collateral reinvestment)	$0
Fees and/or compensation for securities lending activities and related services	$0
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$0
Administrative fees not included in revenue split	$0
Indemnification fees not included in revenue split	$0
Rebate (paid to borrower)	$0
Other fees not included in revenue split	$0
Aggregate fees/compensation for securities lending activities	$0
Net income from securities lending activities	$0

PROXY VOTING POLICY

The Board has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Advisor. The proxy voting delegates may further delegate such proxy voting to a third party proxy voting service provider. The proxy voting delegate will vote such proxies in accordance with its proxy policies and procedures. In some instances, the proxy voting delegate may be asked to cast a proxy vote that presents a conflict between its interests and the interests of the Fund’s shareholders. In such a case, the Trust’s policy requires that the proxy voting delegate abstain from making a voting decision and to forward all necessary proxy voting materials to

31

the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. The proxy voting delegate has developed a detailed proxy voting policy that has been approved by the Board. A copy of the proxy voting policies is attached hereto as Appendix B.

Information on how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-839-7424 or on the SEC’s Internet site at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures is also available by calling 1-888-839-7424 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Fund’s response to market conditions. The portfolio turnover rate of the Fund for the fiscal years ended September 30, 2020 and September 30, 2021 were 119% and 21%, respectively. The Fund’s higher portfolio turnover rate in the 2020 fiscal year relative to the Fund’s portfolio turnover rate in the 2021 fiscal year was due to adjustments to the Fund’s portfolio for tax purposes.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under the Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Fund. The Advisor’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor’s receipt of brokerage and research services. To the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor in

32

serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Fund.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is anticipated that the Fund may place substantially all or a significant portion of its transactions, both in stocks and options, with affiliates of the Advisor. As the level of securities trading increases, the level of commissions paid by the Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible thereby maximizing the commissions it receives. In connection with the execution of securities transactions, subject to its policy of best execution, the Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the 1940 Act, persons affiliated with the Advisor, the Distributor or an affiliate of the Advisor (such as Empiric Distributors, Inc.) or the Distributor, may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, affiliates of the Advisor or Distributor will not serve as the Fund’s dealer in connection with over-the-counter transactions. However, affiliates of the Advisor may serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through the clearing broker.

The Fund will not effect any brokerage transactions in its portfolio securities with an affiliate if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Management Agreement provides that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Board, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor’s or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Fund. While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

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The Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, the Distributor or their affiliates. Brokerage commissions were lower during the 2018 fiscal year because portfolio turnover was lower.

The amount of brokerage commissions paid by the Fund was as follows:

Aggregate Brokerage Commissions Paid
Fiscal Year Ended 2021	Fiscal Year Ended 2020	Fiscal Year Ended 2019
$37,098	$193,745	$68,470

Affiliated Transactions

A portion of the Fund’s brokerage transactions typically are executed by the Advisor though its affiliated broker-dealer, Empiric Distributors, Inc. The Board reviews affiliated brokerage transactions quarterly. During the year ended September 30, 2019, these commissions represented 22% of the aggregate brokerage commissions paid by the Fund and 22% of the aggregate dollar amount of transactions involving the payment of commissions by the Fund. During the year ended September 30, 2020, these commissions represented 0% of the aggregate brokerage commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions by the Fund. During the year ended September 30, 2021, these commissions represented 0% of the aggregate brokerage commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions by the Fund.

The aggregate amount of brokerage commissions paid by the Fund to Empiric Distributors, Inc., an affiliated broker/dealer owned by the Advisor, were as follows:

Aggregate Commissions Paid to Empiric Distributors, Inc.
Fiscal Year Ended 2021	Fiscal Year Ended 2020	Fiscal Year Ended 2019
$0	$0	$15,039

Empiric Distributors, Inc. is currently the Fund’s only affiliated broker.

Purchase and Redemption of Shares

Fund shares may be purchased from investment dealers who have sales agreements with the Fund’s Distributor or from the Distributor directly. As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus.

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor. Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in the Fund. Purchase requests should be addressed to the dealer or agent from which the Prospectus was received which has a sales agreement with the Distributor. Such dealer or agent may place a telephone order with the Distributor for the

34

purchase of Fund shares. It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price). Reference should be made to the wire order to ensure proper settlement of the trade. Payment for redemptions of shares purchased by telephone should be processed within three business days. Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

REDEMPTION IN-KIND

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities, which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

Reduction of Up-Front Sales Charge on Class A Shares

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Fund’s Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent. After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent. If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased. When an investor signs a Letter of Intent, Class A shares of the Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted. If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed. In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price. If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation (“ROA”) permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the “Investor”) in the Fund to reach a breakpoint discount. This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply). The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is

35

greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)	Investor’s current purchase of Class A shares in the Fund; and

(b)	The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Waivers of Up-Front Sales Charge on Class A Shares

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge. The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

The Fund makes available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

SALES CHARGE WAIVERS AND REDUCTIONS AVAILABLE THROUGH CERTAIN FINANCIAL INTERMEDIARIES

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may impose different sales charges and may have different policies and procedures regarding the availability of sales load and waivers or reductions. Such intermediary-specific sales charge variations are described in Appendix A to the Prospectus, titled “Intermediary Specific Sales Charge Reductions and Waivers”. Appendix A is incorporated by reference into (or legally considered part of) the Prospectus. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these reductions or waivers.

NET ASSET VALUE

Net asset value per share is determined by dividing the total value of the Fund’s assets, less any liabilities, by the number of shares of the Fund outstanding.

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The NAV per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

Certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Advisor believes reflect the fair value of such securities. These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company’s involvement in merger or acquisition activity, with widely varying valuations placed on the company’s assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund has qualified, and intends to continue to qualify, as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “IRS Code”). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

As of September 30, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLFC
Expiring FYE	Short-Term	Long-Term	Total	Utilized
$—	$—	$—	$—	$—

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Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s income dividends paid to you.

Pass-Through of Foreign Tax Credits. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders. It is not likely that the Fund will be able to do so. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the IRS Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is

38

investment-type income. When investing in PFIC securities, the Fund may elect to mark-to-market a PFIC and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are generally not eligible for the reduced rate of tax on “qualified dividend income.” In the alternative, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the IRS Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by the Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax. The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by the Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor. These exemptions from withholding are effective for distributions of income earned by the Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The financial statements of the Fund and the independent registered public accounting firm’s report appearing in the Annual Report for the fiscal year ended September 30, 2021 are incorporated herein by reference. You can obtain the Annual Report without charge by calling the Fund at 1-888-839-7424.

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Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1. Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding

40

investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong; AA. Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C. Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC. Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI. The rating CI is reserved for income bonds on which no interest is being paid; D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

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Appendix B

Proxy Voting Policies and Procedures

 Empiric Advisors, Inc.

Policy for Voting Proxies

It is the policy of the Empiric 2500 Fund (the “Fund”) to vote portfolio company proxies in a manner reasonably expected to ensure that proxies are voted in the best interests of the Fund and its shareholders. Thus, the Fund generally votes in line with management’s recommendations, as the Fund believes that management of such portfolio companies has its shareholders’ best interests in mind. However, in cases where there is strong evidence that the portfolio company’s proxy proposal is not in the interest of the Fund or its shareholders, the Fund will vote against management’s recommendations.

As the investment advisor of the Fund, Empiric Advisors, Inc. (“EA”) is responsible for voting proxies of the Fund portfolio companies according to these Policies and Procedures.

The Fund will follow the above policy with respect to all proxy matters received on behalf of the Fund, including, but not limited to, the following particular matters:

●	Corporate governance matters, including changes in the state of incorporation, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority provisions; and

●	Social and corporate responsibility issues

In following the above policy, the Fund will closely examine portfolio company proxy materials with respect to certain matters, as the Fund believes such matters may benefit management at the short-term cost to shareholders, and thus, may provide strong evidence that the proxy proposal is not in the interest of the Fund or its shareholders. Such matters include, but are not limited to, the following matters:

●	Changes to capital structure, including increases and decreases of capital and preferred stock issuance; and

●	Stock option plans and other management compensation issues.

Conflicts of Interest

In the event that a conflict arises between the interests of Fund shareholders and those of EA, the Fund’s distributor, or an affiliate of such parties or the Fund, in connection with voting proxies, such conflict will be resolved in accordance with the following procedures.

As soon as reasonably practicable after becoming aware that such a conflict of interest exists, EA shall contact an Independent Director of the Fund. EA shall disclose the conflict of interest to such Independent Director, propose the manner in which it believes the vote should be cast (e.g., for or against management, or abstain), and seek the Independent Director’s consent to voting in such manner. In the event the Independent Director determines not to consent to such proposed manner of voting, EA shall vote the proxy in the manner directed by the Independent Director.

Procedures for Voting Proxies

Upon receiving proxy materials on behalf of the Fund, the Fund’s portfolio manager reviews all issues up for vote, votes such proxies in accordance with the above Proxy Voting Policy, and submits them to the issuer in a timely manner.

42

The Fund will maintain the following information with respect to each proxy relating to a Fund portfolio security:

●	The name of the issuer of the portfolio security;

●	The exchange ticker symbol of the portfolio security;

●	The CUSIP number for the portfolio security;

●	The shareholder meeting date;

●	A brief identification of the matter voted on;

●	Whether the matter was proposed by the issuer or by a security holder;

●	Whether the Fund cast its vote on the matter;

●	How the Fund cast its vote (e.g., for or against the proposal, or abstain); and

●	Whether the Fund cast its vote for or against management.

Within three business days of receipt of a request for such information, the Fund will send their proxy voting record to shareholders.

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PART C: OTHER INFORMATION

Item 28. Exhibits

(a) Declaration of Trust.

(i)	Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, is hereby incorporated by reference.

(ii)	Amendment No. 47 to the Agreement and Declaration of Trust which was filed as an exhibit to the Registrant’s Registration Statement on June 17, 2020, is hereby incorporated by reference.

(iii)	Amendment No. 48 to the Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(b) By-laws. Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

Catalyst Capital Advisors LLC (as adviser)

(i)	Management Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(ii)	Amended Exhibit to Management Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 26, 2021, is hereby incorporated by reference.

(iii)	Expense Limitation Agreement between the Trust and Catalyst Capital Advisors LLC which was filed as an exhibit to the Registrant’s Registration Statement on November 30, 2018, is hereby incorporated by reference.

(iv)	Amended Exhibit A to the Expense Limitation Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 26, 2021, is hereby incorporated by reference.

SMH Capital Advisors, Inc. (as sub-adviser)

(v)	Sub-Advisory Agreement between Catalyst and SMH Capital Advisors, Inc. for the Catalyst/SMH High Income Fund and the Catalyst/SMH Total Return Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 26, 2017, is hereby incorporated by reference.

Managed Asset Portfolios, LLC

(vi)	Sub-Advisory Agreement between Catalyst and Managed Asset Portfolios, LLC for the Catalyst/MAP Global Balanced Fund and Catalyst/MAP Global Equity Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

Cookson, Peirce & Co., Inc.

(vii)	Sub-Advisory Agreement between Catalyst and Cookson, Peirce & Co., Inc. for the Catalyst Dynamic Alpha Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, and Catalyst/CP Focus Mid Cap Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

Lyons Wealth Management, LLC

(viii)	Sub-Advisory Agreement between Catalyst and Lyons Wealth Management LLC for the Catalyst/Lyons Tactical Allocation Fund, which was filed with the Registration’s Registration Statement on October 29, 2014, is hereby incorporated by reference.

Princeton Advisory Group, Inc.

(ix)	Sub-Advisory Agreement between Catalyst and Princeton Advisory Group, Inc. for the Catalyst/Princeton Floating Rate Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 26, 2012, is hereby incorporated by reference.

(x)	Amended Exhibit A to the Sub-Advisory Agreement between Catalyst and Princeton Advisory Group, Inc. which was filed as an exhibit to the Registrant’s Registration Statement on December 19, 2014, is hereby incorporated by reference.

Millburn Ridgefield Corporation

(xi)	Sub-Advisory Agreement among Catalyst, Mutual Fund Series Trust and Millburn Ridgefield Corporation for the Catalyst/Millburn Hedge Strategy Fund which was filed as an exhibit to the Registrant’s Registration Statement on January 28, 2021, is hereby incorporated by reference.

(xii)	Sub-Advisory Agreement among Catalyst, Mutual Fund Series Trust and Millburn Ridgefield Corporation for the Catalyst/Millburn Dynamic Commodity Strategy Fund which was filed as an exhibit to the Registrant’s Registration Statement on June 1, 2021, is hereby incorporated by reference.

Eventide Asset Management, LLC

(xiii)	Management Agreement with Eventide Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(xiv)	Amended Exhibit 1 to Management Agreement with Eventide Asset Management, LLC with respect to Eventide Exponential Technologies Fund and Eventide Core Bond Fund which was filed as an exhibit to the Registrant’s Registration Statement on June 17, 2020, and is hereby incorporated by reference.

(xv)	Expense Limitation Agreement with Eventide Asset Management, LLC which was filed as an exhibit to the Registrant’s Registration Statement on October 25, 2018, is hereby incorporated by reference.

(xvi)	Amended Exhibit to the Expense Limitation Agreement with Eventide Asset Management, LLC with respect to Eventide Exponential Technologies Fund and Eventide Core Bond Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 17, 2020, and is hereby incorporated by reference.

Day Hagan Asset Management

(xvii)	Management Agreement with Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

(xviii)	Amendment to Management Agreement with Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on January 12, 2017, is hereby incorporated by reference.

(xix)	Expense Limitation Agreement with respect to Day Hagan Smart Value Fund which was filed as an exhibit to the Registrant’s Registration Statement on October 25, 2018, is hereby incorporated by reference.

Empiric Advisors, Inc,

(xx)	Management Agreement with Empiric Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2013, is hereby incorporated by reference.

(xxi)	Expense Limitation Agreement with Empiric Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on January 25, 2018, is hereby incorporated by reference.

JAG Capital Management LLC

(xxii)	Management Agreement with JAG Capital Management LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(xxiii)	Amended Exhibit 1 to the Management Agreement with JAG Capital Management LLC , which was filed as an exhibit to the Registrant’s Registration Statement on January 28, 2020, is hereby incorporated by reference.

(xxiv)	Expense Limitation Agreement with JAG Capital Management LLC, which was filed as an exhibit to the Registrant’s Registration Statement on January 24, 2018, is hereby incorporated by reference.

(xxv)	Amended Exhibit A to the Expense Limitation Agreement with JAG Capital Management LLC which was filed as an exhibit to the Registrant’s Registration Statement on January 28, 2020, is hereby incorporated by reference.

AlphaCentric Advisors LLC

(xxvi)	Management Agreement with AlphaCentric Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

(xxvii)	Amended Exhibit A to the Management Agreement which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019, is hereby incorporated by reference.

(xxvii)	Management Agreement with AlphaCentric Advisors LLC with respect to the AlphaCentric LifeSci Healthcare Fund which was filed as an exhibit to the Registrant’s Registration Statement on November 19, 2019, is hereby incorporated by reference.
(xxviii)	Amended Exhibit A to the Management Agreement with AlphaCentric Advisors LLC which was filed as an exhibit to the Registrant’s Registration Statement on July 28, 2021, is hereby incorporated by reference.

(xxvix)	Amended Expense Limitation Agreement with AlphaCentric Advisors LLC to be filed by subsequent amendment.

Stone Beach Investment Management, LLC

(xxxi)	Sub-Advisory Agreement between Catalyst and Stone Beach Investment Management, LLC with respect to the Catalyst/Stone Beach Income Opportunity Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

SL Advisors, LLC

(xxxii)	Sub-Advisory Agreement between Catalyst and SL Advisors, LLC with respect to the Catalyst Energy Infrastructure Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 19, 2014, is hereby incorporated by reference.

Garrison Point Capital, LLC

(xxxiii)	Sub-Advisory Agreement between AlphaCentric Advisors LLC and Garrison Point Capital, LLC with respect to the AlphaCentric Income Opportunities Fund which was filed as an exhibit to the Registrant’s Registration Statement on March 31, 2015, is hereby incorporated by reference.

Boyd Watterson Asset Management, LLC

(xxxiv)	Sub-Advisory Agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC with respect to the Eventide Multi-Asset Income Fund, Eventide Limited-Term Bond Fund and Eventide Core Bond Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 13, 2020, is hereby incorporated by reference.

(xxxv)	Sub-Advisory Agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC with respect to the Eventide Core Bond Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 28, 2020, is hereby incorporated by reference.

Exceed Advisory LLC

(xxxvi)	Sub-Advisory Agreement between Catalyst and Exceed Advisory LLC, with respect to the Catalyst Buffered Shield Fund, which was filed as an exhibit to the Registrant’s Registration Statement on August 25, 2017, is hereby incorporated by reference.

Wynkoop, LLC

(xxxviii)	Sub-Advisory Agreement between Catalyst and Wynkoop, LLC with respect to the Catalyst Enhanced Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on November 30, 2018, is hereby incorporated by reference.

Caddo Capital Management, LLC

(xxxix)	Trading Advisory Agreement between Catalyst and Caddo Capital Management, LLC respecting the Catalyst Income and Multi-Strategy Fund and the CAMFMSF Fund Limited (a wholly-owned subsidiary of Catalyst Income and Multi-Strategy Fund) which was filed as an exhibit to the Registrant’s Registration Statement on August 31, 2018, is hereby incorporated by reference.

CIFC Investment Management, LLC

(xl)	Sub-Advisory Agreement between Catalyst and CIFC Capital Management, LLC with respect to the Catalyst/CIFC Floating Rate Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on August 31, 2018, is hereby incorporated by reference.

Mount Lucas Management LP

(xli)	Sub-Advisory Agreement between AlphaCentric and Mount Lucas Management, LP with respect to the AlphaCentric Municipal Opportunities Fund which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2018, is hereby incorporated by reference.

(xlii)	Sub-Advisory Agreement between AlphaCentric and Mount Lucas Management, LP with respect to the AlphaCentric Symmetry Strategy Fund which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019, is hereby incorporated by reference.

 Contego Capital Group, Inc.

(xliii)	Sub-Advisory Agreement between AlphaCentric and Contego Capital Group, Inc. with respect to the AlphaCentric Robotics and Automation Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 31,2019, is hereby incorporated by reference.

LifeSci Fund Management LLC

(xliv)	Sub-Advisory Agreement between AlphaCentric and LifeSci Fund Management with respect to the AlphaCentric LifeSci Healthcare Fund which was filed as an exhibit to the Registrant’s Registration Statement on November 19, 2019, is hereby incorporated by reference.

Teza Capital Management LLC

(xlv)	Sub-Advisory Agreement between Catalyst and Teza Capital Management LLC, with respect to the Catalyst Teza Algorithmic Allocation Fund which was filed as an exhibit to the Registrant’s Registration Statement on December 23, 2019, is hereby incorporated by reference.

Warrington Asset Management, LLC

(xlvi)	Sub-Advisory Agreement between Catalyst and Warrington Asset Management, LLC with respect to the Catalyst/Warrington Strategic Program Fund which was filed as an exhibit to the Registrant’s Registration Statement on February 5, 2020, is hereby incorporated by reference.

Equity Armor Investments, LLC

(xlvii)	Sub-Advisory Agreement between Catalyst and Equity Armor Investments, LLC with respect to the Catalyst Nasdaq-100 Hedged Equity Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 1, 2020, is hereby incorporated by reference.

SWBC Investment Company

(xlviii)	Sub-Advisory Agreement between AlphaCentric and SWBC Investment Company with respect to the AlphaCentric Municipal Opportunities Fund which was filed as an exhibit to the Registrant’s Registration Statement on January 28, 2021, is hereby incorporated by reference.

Goshen Rock Capital, LLC

(xlix)	Sub-Advisory Agreement between AlphaCentric and Goshen Rock Capital, LLC with respect to the AlphaCentric Strategic Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on July 28, 2021, is hereby incorporated by reference.

(xlx)	Amendment to the Sub-Advisory Agreement between AlphaCentric and Goshen Rock Capital, LLC with respect to the AlphaCentric Strategic Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on July 28, 2021, is hereby incorporated by reference.

Breacher Capital Advisors, LLC

(xlxi)	Sub-Advisory Agreement between Catalyst and Breacher Capital Advisors, LLC with respect to the Catalyst Systematic Alpha Fund which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2021, is hereby incorporated by reference.

Know Your Options, LLC dba RCM Wealth Advisors

(xlxii)	Sub-Advisory Agreement between Catalyst and Know Your Options, LLC dba RCM Wealth Advisors with respect to the Catalyst Pivotal Growth Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 7, 2021, is hereby incorporated by reference.

(e) Underwriting Contracts.

(i)	Underwriting Agreement with Northern Lights Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 23, 2015, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

(i)	Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.

(ii)	Amended Appendix B to the Custody Agreement with The Huntington National Bank which was filed as an exhibit to the Registrant’s Registration Statement on May 30, 2018 is hereby incorporated by reference.

(iii)	Custody Agreement with U.S. Bank National Association which was filed as an exhibit to the Registrant’s Registration Statement on July 27, 2018 is hereby incorporated by reference.

(iv)	Amended Appendix B to the Custody Agreement with U.S. Bank National Association which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019, is hereby incorporated by reference.

(v)	Amendment to the Custody Agreement with U.S. Bank National Association with respect to the AlphaCentric Strategic Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(h) Other Material Contracts.

(i)	Form of Fund Services Agreement with Gemini Fund Services, LLC which was filed as an exhibit to the Registrant’s Registration Statement on June March 28, 2012, is hereby incorporated by reference.

(ii)	Form of Administrative Services Agreement with Gemini Fund Services LLC and ACSSF Fund Limited (a wholly-owned subsidiary of AlphaCentric Symmetry Strategy Fund) which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019, is hereby incorporated by reference.

(iii)	Management Services Agreement with MFund Services which was filed as an exhibit to the Registrant’s Registration Statement on July 7, 2015, is hereby incorporated by reference.

(iv)	Amendment to the Management Services Agreement with MFund Services LLC which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019 is hereby incorporated by reference.

(v)	Amendment to Management Services Agreement with MFund Services LLC with respect to the AlphaCentric Strategic Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(vi)	Securities Lending Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(vii)	Compliance Services Agreement with MFund Services LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 7, 2015, is hereby incorporated by reference.

(viii)	Management Agreement with Catalyst Capital Advisors LLC relating to the CSACS Fund Limited (a wholly-owned subsidiary of Catalyst Systematic Alpha Fund) which was filed as an exhibit to the Registrant’s Registration Statement on October 27, 2017, is hereby incorporated by reference.

(ix)	Reserved.

(x)	Management Agreement with Catalyst Capital Advisors LLC relating to the CAMFMSF Fund Limited (a wholly-owned subsidiary of Catalyst Income and Multi-Strategy Fund) which was filed as an exhibit to the Registrant’s Registration Statement on October 26, 2018, is hereby incorporated by reference.

(xi)	Management Agreement with Catalyst Capital Advisors LLC relating to the CTAAIF Fund Limited (a wholly-owned subsidiary of Catalyst/Teza Algorithmic Allocation Fund) which was filed as an exhibit to the Registrant’s Registration Statement on December 23, 2019, is hereby incorporated by reference.

(xii)	Management Agreement with AlphaCentric Advisors LLC relating to the ACSSF Fund Limited (a wholly-owned subsidiary of AlphaCentric Symmetry Strategy Fund) which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019, is hereby incorporated by reference.

(xiii)	Sub-Advisory Agreement between AlphaCentric and Mount Lucas Management, LP relating to the ACSSF Fund Limited (a wholly-owned subsidiary of AlphaCentric Symmetry Strategy Fund) which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019, is hereby incorporated by reference.

(xiv)	Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Teza Capital Management LLC relating to the CTAAIF Fund Limited (a wholly-owned subsidiary of Catalyst/Teza Algorithmic Allocation Fund) which was filed as an exhibit to the Registrant’s Registration Statement on December 23, 2019, is hereby incorporated by reference.

(xv)	Private Investment Company Custodian Agreement relating to the ACSSF Fund Limited (a wholly-owned subsidiary of AlphaCentric Symmetry Strategy Fund) which was filed as an exhibit to the Registrant’s Registration Statement on July 31, 2019, is hereby incorporated by reference.

(xvi)	Private Investment Company Custodian Agreement relating to the CTAAIF Fund Limited (a wholly-owned subsidiary of AlphaCentric Symmetry Strategy Fund) Catalyst/Teza Algorithmic Allocation Fund) which was filed as an exhibit to the Registrant’s Registration Statement on December 23, 2019, is hereby incorporated by reference.

(xvii)	License Agreement between NASDAQ and Equity Armor Investments, LLC,and Sub-License Agreement between Equity Armor Investments, LLC and MFST on behalf of Catalyst Nasdaq-100 Hedged Equity Fund which was filed as an exhibit to the Registrant’s Registration Statement on July 28, 2021, is hereby incorporated by reference.

(xix)	Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Millburn Ridgefield Corporation relating to the CHCSF Fund Limited (a wholly-owned subsidiary of Catalyst/Millburn Dynamic Commodity Strategy Fund) which was filed as an exhibit to the Registrant’s Registration Statement on June 1, 2021, is hereby incorporated by reference.

(i) Legal Opinion.

(i)	Legal Opinion of Thompson Hine LLP which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(ii)	Legal Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions

(i)	Consent of Cohen & Company Ltd. is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Agreement of initial shareholder, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i)	Revised Class A Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.

(ii)	Amended Exhibit A to the Revised Class A Master Distribution Plan with respect to the AlphaCentric Strategic Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(iii)	Class A Master Distribution Plan and Exhibit A of Empiric 2500 Fund, which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2013, is hereby incorporated by reference.

(iv)	Revised Class C Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.

(v)	Amended Exhibit A to the Revised Class C Master Distribution Plan with respect to the AlphaCentric Strategic Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(vi)	Class I Master Distribution Plan and Exhibit A, which was filed as an exhibit to the Registrant’s Registration Statement on December 16, 2016, is hereby incorporated by reference.

(vii)	Amended Exhibit A to the Class I Master Distribution Plan with respect to the AlphaCentric Strategic Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(viii)	Revised Class N Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.

(ix)	Amended Exhibit A to the Revised Class N Master Distribution Plan with respect to the Eventide Exponential Technologies Fund and Eventide Core Bond Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 17, 2020, is hereby incorporated by reference.

(x)	Class T Master Distribution Plan which was filed as an exhibit to the Registrant’s Registration Statement on March 31, 2017, is hereby incorporated by reference.

(xi)	Amended Exhibit A to the Revised Class T Master Distribution Plan which was filed as an exhibit to the Registrant’s Registration Statement on July 27, 2018 is hereby incorporated by reference.

(xii)	Class R Master Distribution Plan and Exhibit A for the JAG Large Cap Growth Fund – which was filed as an exhibit to the Registrant’s Registration Statement on January 28, 2020, is hereby incorporated by reference.

(xiii)	Class C-1 Master Distribution Plan and Exhibit A for the Catalyst/Millburn Hedge Strategy Fund and the Catalyst/SMH Total Return Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on July 14, 2020, is hereby incorporated by reference.

(n) Rule 18f-3 Plan.

(i)	Amended Multiple Class Plan and Amended Exhibit A, which was filed as an exhibit to the Registrant’s Registration Statement on June 17, 2020, is hereby incorporated by reference.

(ii)	Amended Exhibit A to the Amended Multiple Class Plan with respect to the AlphaCentric Strategic Income Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

(i)	Code of Ethics of SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on March 5, 2014, is hereby incorporated by reference.

(ii)	Amended Code of Ethics of Eventide Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on November 19, 2019, is hereby incorporated by reference.

(iii)	Code of Ethics of Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on December 9, 2009, is hereby incorporated by reference.

(iv)	Code of Ethics of Managed Asset Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(v)	Code of Ethics of JAG Capital Management LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(vi)	Code of Ethics of Cookson, Peirce & Co., Inc., which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(vii)	Code of Ethics of Lyons Wealth Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on March 28, 2012, is hereby incorporated by reference.

(viii)	Code of Ethics of Northern Lights Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on March 28, 2012, is hereby incorporated by reference.

(ix)	Amended Code of Ethics of Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 25, 2012, is hereby incorporated by reference.

(x)	Code of Ethics of Princeton Advisory Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on December 26, 2012, is hereby incorporated by reference.

(xi)	Code of Ethics of Empiric Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2013, is hereby incorporated by reference.

(xiii)	Code of Ethics of AlphaCentric Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

(xiv)	Code of Ethics of Stone Beach Investment Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

(xv)	Code of Ethics of SL Advisors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 19, 2014, is hereby incorporated by reference.

(xvi)	Code of Ethics of Garrison Point Capital, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on March 31, 2015, is hereby incorporated by reference.

(xvii)	Code of Ethics of Boyd Watterson Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 7, 2015, is hereby incorporated by reference.

(xviii)	Amended Code of Ethics of Millburn Ridgefield Corporation which was filed as an exhibit to the Registrant’s Registration Statement on November 19, 2019, is hereby incorporated by reference.

(xix)	Code of Ethics of Exceed Advisory LLC, which was filed as an exhibit to the Registrant’s Registration Statement on August 25, 2017, is hereby incorporated by reference.

(xx)	Code of Ethics of Wynkoop LLC, which was filed as an exhibit to the Registrant’s Registration Statement on November 30, 2018 is hereby incorporated by reference.

(xxi)	Code of Ethics of Caddo Capital Management, LLC which was filed as an exhibit to the Registrant’s Registration Statement on October 26, 2018, is hereby incorporated by reference.

(xxii)	Code of Ethics of CIFC Investment Management LLC which was filed as an exhibit to the Registrant’s Registration Statement on October 29, 2018, is hereby incorporated by reference.

(xxiii)	Code of Ethics of Mount Lucas Management LP which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2018, is hereby incorporated by reference.

(xxiv)	Code of Ethics of Contego Capital Group, Inc. which was filed as an exhibit to the Registrant’s Registration Statement on May 31, 2019, is hereby incorporated by reference.

(xxv)	Code of Ethics of LifeSci Fund Management LLC which was filed as an exhibit to the Registrant’s Registration Statement on November 19, 2019, is hereby incorporated by reference.

(xxvi)	Code of Ethics of Teza Capital Management LLC which was filed as an exhibit to the Registrant’s Registration Statement on December 23, 2019, is hereby incorporated by reference.

(xxvii)	Code of Ethics of R&C Investment Advisors, LLC which was filed as an exhibit to the Registrant’s Registration Statement on January 27, 2020, is hereby incorporated by reference.

(xxviii)	Code of Ethics of Warrington Asset Management, LLC which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2020, is hereby incorporated by reference.

(xxix)	Code of Ethics of Equity Armor Investments, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 1, 2020, is hereby incorporated by reference.

(xxx)	Code of Ethics of SWBC Investment Company which was filed as an exhibit to the Registrant’s Registration Statement on January 28, 2021, is hereby incorporated by reference.

(xxxi)	Code of Ethics of Goshen Rock Capital, LLC which was filed as an exhibit to the Registrant’s Registration Statement on May 27, 2021, is hereby incorporated by reference.

(xxxii)	Code of Ethics of Breacher Capital Advisors LLC which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2021, is hereby incorporated by reference.

(xxxiii)	Code of Ethics of Know Your Options, LLC dba RCM Wealth Advisors which was filed as an exhibit to the Registrant’s Registration Statement on May 7, 2021 is hereby incorporated by reference.

(q) Powers of Attorney.

(i)	Power of Attorney of the Trust, and a certificate with respect thereto, which were filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on June 12, 2017, are hereby incorporated by reference.
(ii)	Powers of Attorney of Mr. Jerry Szilagyi, Trustee, Chief Executive Officer, President and Secretary of the Trust; Dr. Bert Pariser, Trustee of the Trust; Mr. Tobias Caldwell, Trustee of the Trust; Mr. Tiberiu Weisz, Trustee of the Trust; and Mr. Erik Naviloff, Chief Financial Officer and Treasurer of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on June 12, 2017, are hereby incorporated by reference.

(iii)	Powers of Attorney for each director of CAMFMSF Fund Limited, which was filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015, are hereby incorporated by reference.

(iv)	Powers of Attorney for each director of CHCSF Fund Limited, which was filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015, are hereby incorporated by reference.

(v)	Powers of Attorney for each director of CMHSF Fund Limited, which was filed as an exhibit to the Registrant’s Registration Statement on December 7, 2015, is hereby incorporated by reference.

(vi)	Powers of Attorney for each director of ACIMFSMFSF Fund Limited, which was filed as an exhibit to the Registrant’s Registration Statement on December 7, 2015, is hereby incorporated by reference.

(vii)	Powers of Attorney for each director of CMSF Fund Limited which was filed as an exhibit to the Registrant’s Registration Statement on November 1, 2017, is hereby incorporated by reference.

(viii)	Powers of Attorney for each director of CSACS Fund Limited which was filed as an exhibit to the Registrant’s Registration Statement on November 1, 2017, is hereby incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

 Item 30. Indemnification

 (a) Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

 Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(d) Indemnification terms of management agreement between Trust and AlphaCentric Advisors LLC to be described by subsequent amendment.

(e) Indemnification terms of sub-advisory agreement between AlphaCentric Advisors LLC and LifeSci Fund Management LLC to be described by subsequent amendment.

 Item 31. Business and Other Connections of the Investment Adviser

 (a)     Catalyst Capital Advisors LLC (“CCA”), 53 Palmeras Street, Suite 601, San Juan PR 00901, is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser, file number 801-66886.

 (i) CCA has engaged in no other business during the past two fiscal years.

(ii) Jerry Szilagyi is a managing member and sole voting member of CCA and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Trustee, Mutual Fund Series Trust, 36 North New York Avenue, Huntington, NY 11743;

Trustee, Variable Insurance Trust, 36 North New York Avenue, Huntington, NY 11743;

Managing Member and President, MFund Services LLC, 36 North New York Avenue, Huntington, NY 11743, an administrator to mutual funds (including each series of the Trust);

Managing Member and President, MFund Distributors LLC, 36 North New York Avenue, Huntington, NY 11743, (TBP), a provider of marketing services to mutual funds.

Member and President of Cross Sound Capital LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, the manager of Cross Sound Global Macro Fund LLC, a hedge fund, until October 2013;

Managing Member of AlphaCentric Advisors LLC, 36 North New York Avenue, Huntington, NY 11743, an investment advisor to mutual funds.

(b)    SMH Capital Advisors, Inc. (“SMH”) 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is registered with the SEC as an investment adviser, file number 801-54089.

(i) During the past two fiscal years, SMH has served as the investment advisor to private client accounts, institutional accounts and sub-advisor to two SEC-registered mutual funds, the Integrity High Income Fund and Integrity Total Return Income Fund.

(ii) During the past two fiscal years, Jeffrey Cummer has been President of SMH. During the past two fiscal years, Dwayne Moyers has been Chief Investment Officer of SMH.

(c)     Eventide Asset Management, LLC (“Eventide”), One International Place, Suite 4210, Boston, Massachusetts 02110, is registered with the SEC as an investment adviser file number 801-69154.

(i) Eventide has engaged in no other business since its inception.

(d)    Donald L. Hagan, LLC, a.k.a. Day Hagan Asset Management (“Day Hagan”), 330 South Orange Avenue, Sarasota, FL, 34236, is registered with the SEC as an investment adviser file number 801-66337.

(i) Day Hagan has engaged in no other substantial business activities during the past two fiscal years.

(ii) During the past two fiscal years, Donald Hagan, has been a managing member and the chief compliance officer of Day Hagan. During the past two fiscal years, Art Day was a Senior Partner of DH Logix, LLC. He is also a consultant of Liquid Culture, Inc., an apparel company.

(e)     Managed Asset Portfolios, LLC (“MAP”), 950 W. University Drive, Suite 100, Rochester, MI 48307, is registered with the SEC as an investment adviser file number 801-58125.

(i) MAP has engaged in no other businesses of a substantial nature in the last two fiscal years.

(f)      Cookson, Peirce & Co., Inc. (“CP”), 555 Grant Street, Suite 380, Pittsburgh, PA 15219, is registered with the SEC as an investment adviser file number 801-21341.

(i) CP and its directors and officers have engaged in no other businesses of a substantial nature in the last two fiscal years.

(g)    JAG Capital Management (“JAG”), 9841 Clayton Road, St. Louis, MO 63124, is registered with the SEC as an investment adviser file number 801-72799.

(i) JAG and its directors and officers have engaged in no other businesses of a substantial nature in the last two fiscal years. JAG’s parent, J.A. Glynn & Co., is a registered broker-dealer.

(h)    Lyons Wealth Management, LLC (“Lyons”), 1470 Gene Street, Winter Park, FL 32789, is registered with the SEC as an investment adviser file number 801-67895

(i) Lyons Wealth Management, LLC has engaged in no other business since its inception.

(ii) Mark Cosgrove is the controlling member and Manager of Lyons. Mr. Cosgrove is also the Manager of Meerkat Hedge Partners Fund, L.P., a hedge fund, and the holding company, Lyons Wealth Holdings, LLC.

(iii) Alexander Read is a member and the Chief Executive Officer of Lyons. Mr. Read is also the Managing Member of Meerkat Hedge Partners Fund, L.P., a hedge fund, and the holding company, Lyons Wealth Holdings, LLC.

(j) Princeton Advisory Group, Inc (“Princeton”), 4422 Route 27, Building C, Unit 1, Kingston, New Jersey 08528, is registered with the SEC as an investment adviser, file number 801-62702.

(i) Princeton is an owner and a Managing Member of Princeton-Blazer Advisors, LLC, a registered investment adviser, file number 801-72981.

(ii) None of the directors or officers of Princeton have engaged in any other business during the last two fiscal years.

(k) Empiric Advisors, Inc. (“Empiric”) 500 N. Capital of Texas Hwy, Building 8, Suite 150, Austin, Texas 78730, is registered with the SEC as an investment adviser, file number 801-31075

(i) Empiric is the sole owner of Empiric Distributors, Inc., a registered broker-dealer and member of FINRA.

(ii) Mark Coffelt is the Chief Investment Officer and President of Empiric. Mr. Coffelt is also the President of Empiric Distributors, Inc.

(l) Reserved.

(m) AlphaCentric Advisors LLC (“AlphaCentric”), located at 53 Palmeras Street, Suite 601, San Juan PR 00901, is registered with the SEC as an investment adviser, file number 801-79616.

(i) AlphaCentric has engaged in no other business during the past two fiscal years.

(ii) Jerry Szilagyi is the managing member of AlphaCentric and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Trustee, Mutual Fund Series Trust, 36 North New York Avenue, Huntington, NY 11743;

Trustee, Variable Insurance Trust, 36 North New York Avenue, Huntington, NY 11743;

Managing Member and President, MFund Services LLC, 36 North New York Avenue, Huntington, NY 11743, an administrator to mutual funds (including each series of the Trust);

Managing Member and President, MFund Distributors LLC, 36 North New York Avenue, Huntington, NY 11743, (TBP), a provider of marketing services to mutual funds.

Member and President of Cross Sound Capital LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, the manager of Cross Sound Global Macro Fund LLC, a hedge fund, until October 2013;

Managing Member of AlphaCentric Advisors LLC, 36 North New York Avenue, Huntington, NY 11743, an investment advisor to mutual funds.

(iii) Mark Kamies is a member of AlphaCentric and is the controlling shareholder and President of Multi-Funds, Inc., 1731 Willow Wood, Nixa, Missouri 65714. Multi-Funds is an investment marketing company.

(n) Stone Beach Investment Management, LLC (“Stone Beach”) located at 101 Merritt 7, 5th Floor, Norwalk, CT, 06851 is registered with the SEC as an investment adviser, file number 801-79745.

(i) Stone Beach has engaged in no other business during the past two fiscal years.

(ii) David Lysenko, is the Managing Principal of Stone Beach and is a Principal of Source Point Training LLC. Source Point Training LLC is a professional training company.

(o) SL Advisors, LLC (“SL”), located at 210 Elmer Street, Westfield, NJ. 07090 is registered with the SEC as an investment adviser, file number 801-80396.

(i) SL has engaged in no other business since its inception.

(ii) None of the directors or officers of SL have engaged in any other business during the last two fiscal years.

(p) Garrison Point Capital, LLC (“Garrison Point”), located at 100 Pine Street, Suite 2700, San Francisco, CA 94111 is registered with the SEC as an investment adviser, file number 801-77191.

(i) Garrison Point has engaged in no other business during the past two fiscal years.

(ii) Garrett Smith is a Principal of Garrison Point and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies, each of which is located at 100 Pine Street, Suite 2700, San Francisco, CA 94111:

Principal, Garrison Point Funds, LLC; and Associate, SF Sentry Securities, Inc.

(iii) Tom Miner is a Principal of Garrison Point and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies, each of which is located at 100 Pine Street, Suite 2700, San Francisco, CA 94111 except as noted otherwise:

Principal, Garrison Point Funds, LLC; Associate, SF Sentry Securities, Inc; and Board Member, University Venture Fund, located at 299 South Main Street, Suite 310, Salt Lake City, Utah 84111.

(iv) Brian Loo is a Director of Garrison Point and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies, each of which is located at 100 Pine Street, Suite 2700, San Francisco, CA 94111:

Principal, Garrison Point Funds, LLC; and Associate, SF Sentry Securities, Inc.

(v) Lee Root is the Chief Financial Officer of Garrison Point and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Chief Financial Officer, Garrison Point Funds, LLC; Chief Financial Officer, SF Sentry Securities, Inc.; Chief Financial Officer, SF Sentry Financial Group, LLC; Chief Financial Officer, Sivia, LLC; Chief Financial Officer, Ocean IQ, LLC; Chief Financial Officer, Pine Capital, LLC; and Chief Financial Officer Sentry Advisors, LLC

(vi) Julie Meissner is the Chief Compliance Officer of Garrison Point and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Chief Compliance Officer, Garrison Point Funds, LLC; Chief Compliance Officer, SF Sentry Securities, Inc.; Chief Compliance Officer, SF Sentry Financial Group, LLC; Chief Compliance Officer, Sivia, LLC; Chief Compliance Officer, Ocean IQ, LLC; Chief Compliance Officer, Pine Capital, LLC; and Chief Compliance Officer Sentry Advisors, LLC

(q) Boyd Watterson Asset Management, LLC (“Boyd Watterson”), located at 1801 East 9th Street, Suite 1400, Cleveland, Ohio, 44114 is registered with the SEC as an investment adviser, file number 801-57468.

(i) Boyd Watterson has engaged in no other business since its inception.

(ii) None of the directors or officers of Boyd Watterson have engaged in any other business during the last two fiscal years.

(r) Millburn Ridgefield Corporation, located at 411 West Putnam Avenue, Greenwich, CT 06830, is registered with the SEC as an investment adviser, file number 801-60938.

(i) Millburn Ridgefield Corporation has engaged in no other business since its inception.

(ii) None of the directors or officers of Millburn Ridgefield Corporation have engaged in any other business during the last two fiscal years.

(s) Exceed Advisory LLC (“Exceed”) located in New York, NY. Additional information regarding Exceed Advisory LLC, including information regarding any other businesses of a substantial nature engaged in by the firm and its officers, directors and partners in the last two years, will be provided by subsequent amendment.

(t) Wynkoop LLC (“Wynkoop”), located at 5460 S Quebec Street, Suite 110, Greenwood Village, CO 80111, is registered with the SEC as an investment adviser, file number 801-113339.

(i) Wynkoop has engaged in no other business since inception.

(ii) Brandon D. Jundt is the managing member of Wynkoop. Mr. Jundt is also the managing member of Wynkoop RE Manager, LLC, a real estate management company, and the managing member of WynTrail Manager, LLC, a real estate management company.

(u) Caddo Capital Management, LLC. (“Caddo”) is located at 1 Sansome Street, San Francisco, CA 94104.

(i) Caddo has engaged in no other business since its inception.

(ii)  None of the directors or officers of Caddo have engaged in any other business during the last two fiscal years.

(v) CIFC Investment Management LLC. (“CIFC”), located at 250 Park Ave, 4th Floor, New York, New York 10177, is registered with the SEC as an investment adviser, file number 801-53728.

(i) CIFC has engaged in no other business since its inception.

(ii) Steve Vaccaro is the Chief Executive Officer and Chief Investment Officer of CIFC and has been engaged within the last two fiscal years as the Chief Executive Officer and Chief Investment Officer of the following entities: CIFC Asset Management Holdings LLC; CIFC Asset Management LLC; CIFC Capital Holdco LLC; CIFC CLO Co-Investment Fund GP LLC; CIFC CLO Management Holdco MO II LLC; CIFC CLO Management Holdco MO LLC; CIFC CLO Management Holdco R II LLC; CIFC CLO Management LLC; CIFC CLO Management II LLC; CIFC CLO Opportunity Fund GP Ltd; CIFC CLO Strategic Partners GP LLC; CIFC CLO Strategic Partners II GP LLC; CIFC CLO Warehouse Fund GP LLC; CIFC Corp, CIFC Holdings I LLC; CIFC Holdings II LLC; CIFC Holdings II Sub LLC; CIFC Holdings III LLC; CIFC Holdings III Sub LLC; CIFC International Holdings I Ltd; CIFC International Holdings I Parent Ltd; CIFC Investment Grade CLO Fund GP LLC; CIFC LLC; CIFC Master Fund LP; CIFC Master Fund ST Funding LLC; CIFC Member LLC; CIFC Parthenon Loan Funding GP LLC; CIFC Senior Secured Corporate Loan Fund GP, LLC; CIFC Tactical Income Fund GP LLC; CIFC VS Holdings LLC; CIFC VS Management LLC; Columbus Nova Credit Investments Management, LLC; CypressTree Investment Management, LLC; CIFC CLO Management Holdco R LLC; CIFC CLO Opportunity Fund I GP LLC; and CIFC CLO Opportunity Fund III GP LP (collectively, “CIFC Entities”).

(iii) John DiRocco is the Chief Operating Officer of CIFC and has been engaged within the last two fiscal years as the Chief Operating Officer of the CIFC Entities.

(ii) Rahul Agarwal is the Chief Financial Officer of CIFC and has been engaged within the last two fiscal years as the Chief Financial Officer of the CIFC Entities.

(ii) Julian Weldon is the Secretary, General Counsel and Chief Compliance Officer of CIFC and has been engaged within the last two fiscal years as the Secretary, General Counsel and Chief Compliance Officer of the CIFC Entities.

(w) Mount Lucas Management LP (“Mount Lucas”), located at 405 South State Street, Newtown, PA 18940, is registered with the SEC as an investment adviser, file number 801-28254.

(i) Mount Lucas has engaged in no other business since its inception.

(ii)  None of the directors or officers of Mount Lucas have engaged in any other business during the last two fiscal years.

(x) Contego Capital Group, Inc. (“Contego”), located at 7400 Metro Blvd, Edina, Minnesota 55439, is registered with the SEC as an investment adviser, file number 801-113844.

(i) Contego has engaged in no other business since its inception.

(ii) Robert Branton is the Chief Executive Officer of Contego. Mr. Branton was a managing director of Pacific View from 2016 to 2018.

(iii) Brian Gahsman is the Chief Investment Officer of Contego. Mr. Gahsman was a portfolio manager of Pacific View from 2016 to 2018.

(y) LifeSci Fund Management LLC (“LifeSci”), located at 250 West 55th Street, Suite 3401, New York, NY, 10019, is registered with the SEC as an investment adviser, file number 801-117201.

(i) LifeSci has engaged in no other business since inception.

(ii) Michael Yehuda Rice is a member of LifeSci. Mr. Rice is also the President of LifeSci Advisors, LLC and LifeSci Capital LLC, and is a member of LifeSci Public Relations, LLC, LifeSci Index Partners, LLC and LifeSci Venture Management, LLC.

(iii) Andrew Ian McDonald is a member of LifeSci. Mr. McDonald is also the Chief Executive Officer of LifeSci Advisors, LLC and LifeSci Capital LLC, and a member of LifeSci Public Relations, LLC, LifeSci Index Partners, LLC and LifeSci Venture Management, LLC. Additionally, Mr. McDonald is also the co-founder and Chief Executive Officer of Attune Pharmaceuticals, an early-stage biotechnology company.

(iv) Robert Brinberg is the Chief Compliance Officer of LifeSci. and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or consultant of the following other companies: LifeSci Capital LLC, LifeSci Venture Management, LLC and Rose & Company Holdings, LLC.

(z) Teza Capital Management LLC (“Teza”), located at 150 North Michigan Avenue, Suite 3700 Chicago, IL 60601, is registered with the SEC as an investment adviser, file number 801-80584.

(i) Teza has engaged in no other business since its inception.

(ii) None of the directors or officers of Teza have engaged in any other business during the last two fiscal years.

(aa) Warrington Asset Management LLC (“Warrington”), 200 Dorado Beach Drive, Suite #3132, Dorado, PR 00646 is registered with the SEC as an investment adviser, file number 801-111865.

i. Warrington has engaged in no other business during the past two fiscal years.

ii. Scott Kimple; Manager and Principal of Warrington is the Manager of Warrington GP, LLC.

iii. Greg Fomin, Chief Compliance Officer of Warrington is the Chief Operating Officer and Chief Compliance Officer of Warrington, GP, LLC.

(bb) Equity Armor Investments, LLC (“EAI”), 311 South Wacker Dr., Ste. 650, Chicago, Illinois 60606, is registered with the SEC as an investment advisor, file no. 801-117276.

i.	Equity Armor has engaged in no other business during the past two fiscal years.

ii.	Luke Rahbari, Managing Member and a Portfolio Manager of Equity Armor, (a) is a member of LBD Capital, LLC, a private equity firm; (b) is a partner in MacroGrowth Advisors, which plans to develop index-based strategies; (c) serves as a business advisor to Madoldnut productions, a media post-production company; and (d) is a partner of Tremis, LLC, a cryptocurrency trading and mining firm;

iii.	Joseph Tigay, Chief Trading Officer and a Portfolio Manager of Equity Armor, is a member of Tremis, LLC, a cryptocurrency trading and mining firm;

iv.	Brian Stutland, Chief Investment Officer and Chief Compliance Officer of Equity Armor, is a member of: (a) LBD Capital, LLC, a private equity firm; and (b) Tremis, LLC, a cryptocurrency trading and mining firm; and

v.	Equity Armor is a member of Equity Armor Advisers, LLC, an investment advisory firm, of which Equity Armor principals are engaged in the day to day operations of the company.

(cc) SWBC Investment Company (“SWBC”), located at 9311 San Pedro Avenue, Suite 600, San Antonio, TX 78216, is registered with the SEC as an investment adviser, file number 801-68054.

 i.        SWBC has engaged in no other business during the past two fiscal years.

ii.        John Tuohy, Chief Executive Officer of SWBC, is the Chief Executive Officer of SWBC Investment Services, an affiliated broker-dealer, (“SWBC Services”);

iii.       Patrick Muras, Chief Financial Officer of SWBC, is the Chief Financial Officer of SWBC Services;

iv.        Norb Fabre, Vice President of SWBC, is the Vice President of SWBC Services.

(dd) Goshen Rock Capital, LLC (“Goshen Rock”), located at 2929 Arch Street, Suite 1703, Philadelphia, PA 19104, is registered with the SEC as an investment adviser, file number 801-71983. Additional information regarding Goshen Rock including information regarding any other businesses of a substantial nature engaged in by the firm and its officers, directors and partners in the last two years, will be provided by subsequent amendment.

(ee) Breacher Capital Advisors, LLC (“Breacher”), located at One Stamford Plaza, 263 Tressed Blvd. Suite 900, Stamford, CT 06901, is registered with the SEC as an investment adviser, file number 801-121545 .

i.       Breacher has engaged in no other business during the past two fiscal years.

ii.       Joseph Conte, Chief Financial Officer of Breacher, is the Managing Member of Conte Tax, CPA;

iii.      Timothy J. Birney, Chief Operating Officer of Breacher, is a Sailing Instructor of Van Breems Holland Yachts, Inc.

iv.      Arthur Holly, Portfolio Manager, Chief Investment Officer and Managing Partner of Breacher, served as the Chief Investment Officer and Managing Partner of Persimmon Capital Management (8/2014 to 12/2020).

(ff) Know Your Options, LLC dba RCM Wealth Advisors (“RCM”), located at 405 West Superior Street, Chicago, Illinois 60654, is registered with the SEC as an investment adviser, file number 801-92177

i.       RCM has engaged in no other business during the past two fiscal years.

ii.       Robert Schwartz, Member of RCM is (a) a Principal of Reliance Capital Markets II LLC and (b) a Member of Reliance Investment Group LLC.

Item 32. Principal Underwriters

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Arrow ETF Trust, Arrow Investments Trust, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Multi-Strategy Growth & Income Fund, Mutual Fund Series Trust, Mutual Fund and Variable Insurance Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, The Saratoga Advantage Trust, Tributary Funds, Inc., and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022. NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Kevin Guerette	President
William J. Strait	Secretary, General Counsel and Manager	None
David James	Manager	None
Stephen Preston	Chief Compliance Officer, AML Compliance Officer and Financial Operations Principal	None
Melvin Van Cleave	Chief Information Securities Officer	None

Item 33. Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

(a) Gemini Fund Services, LLC (“GFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

(b) Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

(c) Huntington National Bank, 41 South High Street, Columbus, OH 43215.

(d) U.S. Bank N.A., 425 Walnut Street, Cincinnati, OH 45202.

(e) Catalyst Capital Advisors LLC, 53 Palmeras St. Suite 601, San Juan, PR 00901.

(f) SMH Capital Advisors, Inc., 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109.

(g) Eventide Asset Management, LLC, 2 Franklin Street, Medford, MA, 02155.

(h) Donald L. Hagan, LLC, a.k.a. Day Hagan Asset Management, 330 South Orange Avenue, Sarasota, FL, 34236.

(i) Groesbeck Investment Management Corp., 12 Route 17 North, Suite 130, Paramus, NJ 07652.

(j) Managed Asset Portfolios, LLC, 950 W. University Drive, Suite 100, Rochester, MI 48307.

(k) Cookson, Peirce & Co., Inc., 555 Grant Street, Suite 380, Pittsburgh, PA 15219.

(l) JAG Capital Management, 9841 Clayton Road, St. Louis, MO 63124.

(m) Lyons Wealth Management, LLC, 1470 Gene Street, Winter Park, FL 32789.

(n) Princeton Advisory Group, Inc., 4422 Route 27, Building C, Unit 1, Kingston, New Jersey 08528.

(o) Empiric Advisors, Inc, 500 N. Capital of Texas Hwy, Building 8, Suite 150, Austin, Texas 78730

(p) Camelot Portfolios, LLC, 1700 Woodlands Dr., Maumee, Ohio 43537

(q) DH Logix, LLC is located at 1000 S. Tamiami Trail, Sarasota, Florida 34236

(r) AlphaCentric Advisors LLC, 36 North New York Avenue, Huntington, NY 11743

(s) Keystone Wealth Advisors LLC, 595 S. Riverwoods Pkwy, Ste 170, Logan, UT 84321

(t) Stone Beach Investment Management, LLC is located at 101 Merritt 7, 5th Floor, Norwalk, CT, 06851.

(u) ATR Advisors, LLC is located at 2452 Black Rock Turnpike, Fairfield, CT 06825-2407

(v) ITB Capital Advisors, LLC is located at 311 S. Florida Avenue, Lakeland Florida, 33802

(w) SL Advisors, LLC is located at 210 Elmer Street, Westfield, NJ, 07090

(x) Garrison Point Capital, LLC is located at 100 Pine Street, Suite 2700, San Francisco, CA 94111

(y) Boyd Watterson Asset Management, LLC is located at 1801 East 9th Street Suite 1400, Cleveland, Ohio 44114

(z) Integrated Managed Futures Corp is located at 1200-70 University Avenue, Toronto, Canada M5J2M4

(aa) Millburn Ridgefield Corporation is located at 411 West Putnam Avenue, Greenwich, CT 06830

(bb) Pacini Hatfield Investments, LLC is located at 14362 N. Frank Lloyd Wright Blvd., Scottsdale, AZ, 85260

(cc) Pacific View Asset Management, LLC is located at 600 Montgomery Street, 6th Floor, San Francisco, California, 94111-2702

(dd) Exceed Advisory LLC is located at 28 West 44th Street, 16th Floor, New York, NY 10036

(ee) Wynkoop, LLC is located at 5460 S Quebec Street, Suite 110, Greenwood Village, CO 80111

(ff) Dana Investment Advisors, Inc. is located at 20700 Swenson Drive, Suite 400, Waukesha, WI 53186

(gg) Trinity Fiduciary Partners, LLC is located at 200 North Mesquite Street, Suite 205, Arlington, TX 76011

(hh) Caddo Capital Management, LLC is located at 1 Sansome Street, San Francisco, CA 94104

(ii) CIFC Investment Management LLC is located at 250 Park Ave, 4th Floor, New York, New York 10177

(jj) Mount Lucas Management LP is located at 405 South State Street, Newtown, PA 18940

(kk) Contego Capital Group, Inc. is located at 7400 Metro Blvd, Edina, Minnesota 55439

(ll) LifeSci Fund Management LLC is located at 250 West 55th Street, Suite 3401, New York, NY, 10019

(mm) Teza Capital Management LLC is located at 150 North Michigan Avenue, Suite 3700 Chicago, IL 60601

(nn) Kayne Anderson Fund Advisors, LLC is located at 811 Main St., 14th Floor, Houston, TX, 77002

(oo) R&C Investment Advisors, LLC is located at One Exchange Plaza, 55 Broadway, 2nd Floor, New York, NY 10006

(pp) Warrington Asset Management LLC is located at 200 Dorado Beach Drive, Suite #3132, Dorado, PR 00646

(qq) Equity Armor Investments, LLC is located at 311 South Wacker Dr., Ste. 650, Chicago, Illinois 60606

(rr) SWBC Investment Company is located at 9311 San Pedro Avenue, Suite 600, San Antonio, Texas 78216

(ss) Goshen Rock Capital, LLC is located at 2929 Arch Street, Suite 1703, Philadelphia, PA 19104

(tt) Breacher Capital Advisors, LLC is located at One Stamford Plaza, 263 Tressed Blvd. Suite 900, Stamford, CT 06901

(uu) Know Your Options, LLC dba RCM Wealth Advisors is located at 405 West Superior Street, Chicago, Illinois 60654

Item 34. Management Services

None.

Item 35. Undertakings

The Registrant undertakes that each Subsidiary and each Director of each Subsidiary hereby consents to service of process within the United States, and to examination of its books and records.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bexley, in the State of Ohio, on the 28th day of January, 2022.

Mutual Fund Series Trust

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser

Attorney-in-Fact

Mutual Fund Series Trust

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Mutual Fund Series Trust

Dr. Bert Pariser*, Trustee

Tobias Caldwell*, Trustee

Jerry Szilagyi*, Trustee/President/Principal Executive Officer

Erik Naviloff*, Treasurer/Principal Financial Officer and Accounting Officer

Tiberiu Weisz*, Trustee

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact
January 28, 2022

 Exhibit Index

ITEM

(i)(ii) Legal Consent of Thompson Hine LLP

(j)(i) Consent of Cohen & Company Ltd.